                                                   Filed Pursuant to Rule 497(b)
                                      of the Securities Act of 1933, as amended.
                                                Registration File No. 333-116109


                             SCHRODER SERIES TRUST
                   SCHRODER SMALL CAPITALIZATION VALUE FUND
                         875 Third Avenue, 22nd Floor
                           New York, New York 10022



                                               July 21, 2004


Dear Shareholder:

     You are cordially invited to attend a meeting of shareholders of Schroder Small Capitalization Value Fund (the "Small Capitalization Value Fund"), a series of Schroder Series Trust, to be held on August 19, 2004, at 9:00 a.m., New York time, at the offices of Schroder Series Trust at 875 Third Avenue, 22nd Floor, New York, New York 10022. At the meeting, shareholders will be asked to vote on a proposed merger of the Small Capitalization Value Fund into Schroder U.S. Opportunities Fund (the "Opportunities Fund"), a series of Schroder Capital Funds (Delaware). Shares of the Small Capitalization Value Fund would be exchanged at net asset value for shares of the Opportunities Fund. THE TRUSTEES OF SCHRODER SERIES TRUST UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE SMALL CAPITALIZATION VALUE FUND APPROVE THIS PROPOSAL.

     Although the Trustees would like very much to have each shareholder attend the meeting, they realize that this is not possible. Whether or not you plan to be present at the meeting, your vote is needed. PLEASE COMPLETE, SIGN, AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE.

     We look forward to seeing you at the meeting or receiving your proxy card so your shares may be voted at the meeting. Please do not hesitate to call representatives of D.F. King & Co., Inc. at (888) 605-1958 if you have any questions related to the proxy solicitation. For any account or non-proxy solicitation related questions, please contact us at (800) 464-3108.


                                               Sincerely,

                                               /s/ Mark A. Hemenetz
                                               -----------------------------
                                               MARK A. HEMENETZ
                                               President

-------------------------------------------------------------------------------
 SHAREHOLDERS ARE URGED TO SIGN AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE SO AS TO BE REPRESENTED AT THE MEETING.
-------------------------------------------------------------------------------

                             SCHRODER SERIES TRUST

                    SCHRODER SMALL CAPITALIZATION VALUE FUND


                     ---------------------------------------

                        NOTICE OF MEETING OF SHAREHOLDERS

                     ---------------------------------------

                                 August 19, 2004

     A Meeting of Shareholders of Schroder Small Capitalization Value Fund, a series of Schroder Series Trust, will be held on August 19, 2004 at 9:00 a.m., New York time, at the offices of Schroder Series Trust, 875 Third Avenue, 22nd Floor, New York, New York 10022, for the following purposes:

    1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Schroder Small Capitalization Value Fund, a series of Schroder Series Trust, to Schroder U.S. Opportunities Fund, a series of Schroder Capital Funds (Delaware), in exchange for shares of Schroder U.S. Opportunities Fund and the assumption by Schroder U.S. Opportunities Fund of all of the liabilities of Schroder Small Capitalization Value Fund, and the distribution of such shares to the shareholders of Schroder Small Capitalization Value Fund in complete liquidation of Schroder Small Capitalization Value Fund.

    2. To transact such other business as may properly come before the Meeting.

     The Trustees of Schroder Series Trust have fixed the close of business on July 9, 2004 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.


                                         By Order of the Board of Trustees
                                         CARIN F. MUHLBAUM
                                         Clerk


July 21, 2004


-------------------------------------------------------------------------------
 WE URGE YOU TO MARK, SIGN, DATE, AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE MEETING. THE TRUSTEES OF SCHRODER SERIES TRUST UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE SMALL CAPITALIZATION VALUE FUND APPROVE THIS PROPOSAL.
-------------------------------------------------------------------------------

                          PROSPECTUS/PROXY STATEMENT

                                 JULY 21, 2004

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                    SCHRODER SMALL CAPITALIZATION VALUE FUND
                       A SERIES OF SCHRODER SERIES TRUST
                          875 THIRD AVENUE, 22ND FLOOR
                            NEW YORK, NEW YORK 10022
                                 (800) 464-3108

                        BY AND IN EXCHANGE FOR SHARES OF
                        SCHRODER U.S. OPPORTUNITIES FUND
                 A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)
                          875 THIRD AVENUE, 22ND FLOOR
                            NEW YORK, NEW YORK 10022
                                (800) 464-3108

                                 INTRODUCTION

     This Prospectus/Proxy Statement is furnished in connection with the meeting of shareholders of Schroder Small Capitalization Value Fund (the "Small Capitalization Value Fund") to be held on August 19, 2004 at 9:00 a.m., New York time, or at such later time as is made necessary by adjournment at the offices of Schroder Series Trust at 875 Third Avenue, 22nd Floor, New York, New York 10022 (the "Meeting"), and relates to the proposed merger (the "Merger") of the Small Capitalization Value Fund into Schroder U.S. Opportunities Fund (the "Opportunities Fund") and, together with the Small Capitalization Value Fund, the "Funds"). The Small Capitalization Value Fund is a series of Schroder Series Trust, and the Opportunities Fund is a series of Schroder Capital Funds (Delaware) (together with Schroder Series Trust, the "Trusts"). Schroder Series Trust is an open-end series management investment company organized as a Massachusetts business trust. Schroder Capital Funds (Delaware) is an open-end series management investment company organized as a Delaware statutory trust.

     The Proposal described in this Prospectus/Proxy Statement relates to the proposed Merger. If the Merger occurs, you will become a shareholder of the Opportunities Fund. The Opportunities Fund seeks capital appreciation. It invests primarily in equity securities of companies in the United States with market capitalizations of $2.2 billion or less. If the Agreement and Plan of Reorganization is approved by shareholders of the Small Capitalization Value Fund and the Merger occurs, the Small Capitalization Value Fund will transfer all of its assets and liabilities to the Opportunities Fund in exchange for shares of the Opportunities Fund (the "Merger Shares") with a value equal to the value of the assets of the Small Capitalization Value Fund transferred less the value of the liabilities assumed. After that exchange, Merger Shares received by the Small Capitalization Value Fund will be distributed pro rata to the Small Capitalization Value Fund's shareholders in complete liquidation of the Small Capitalization Value Fund.

     Because you are a shareholder of the Small Capitalization Value Fund, you are being asked to vote on the Proposal. This Prospectus/Proxy Statement explains concisely what you should know before investing in the Opportunities Fund. Please read it carefully and keep it for future reference.

     Because shareholders of the Small Capitalization Value Fund are being asked to approve a transaction that will result in their receiving shares of the Opportunities Fund, this Proxy Statement also serves as a Prospectus for the shares of the Opportunities Fund to be issued in connection with the Merger.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/ Proxy Statement by reference:

     o the current combined Prospectus of Schroder Series Trust and Schroder Capital Funds (Delaware), dated March 1, 2004, relating to a number of funds of Schroder Series Trust and Schroder Capital Funds (Delaware), including the Small Capitalization Value Fund and the Opportunities Fund; a copy of that Prospectus accompanies this Prospectus/Proxy Statement;

     o the current Statement of Additional Information of Schroder Series Trust, dated March 1, 2004, relating to a number of funds of Schroder Series Trust, including the Small Capitalization Value Fund;

     o the current Statement of Additional Information of Schroder Capital Funds (Delaware), dated March 1, 2004, relating to a number of funds of Schroder Capital Funds (Delaware), including the Opportunities Fund;

     o the Report of Independent Accountants and financial statements of the Funds included in the combined Annual Report of Schroder Capital Funds (Delaware) and Schroder Series Trust for the fiscal year ended October 31, 2003 (the "Annual Report"); a copy of the Annual Report accompanies this Prospectus/Proxy Statement; and

     o the Statement of Additional Information dated July 21, 2004 relating to this Prospectus/Proxy Statement (the "Merger SAI").

For a free copy of any of these documents, please call 800-464-3108 or write to Schroder Mutual Funds at:

                             Schroder Mutual Funds
                                 P.O. Box 8507
                          Boston, Massachusetts 02266

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

     YOU CAN LOSE MONEY BY INVESTING IN THE OPPORTUNITIES FUND. THE OPPORTUNITIES FUND MAY NOT ACHIEVE ITS GOALS, AND IS NOT INTENDED AS A COMPLETE INVESTMENT PROGRAM. AN INVESTMENT IN THE OPPORTUNITIES FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS

I.  OVERVIEW OF PROPOSAL ....................................     4

II. DETAILS OF THE PROPOSED MERGER ..........................    17

III. VOTING INFORMATION .....................................    25

IV. INFORMATION ABOUT THE FUNDS .............................    29

APPENDIX A -- Agreement and Plan of Reorganization ..........    A-1

                            I. OVERVIEW OF PROPOSAL

PROPOSED TRANSACTION

     The Trustees of Schroder Series Trust and Schroder Capital Funds (Delaware), on behalf of each of the Funds, have approved a transaction involving the merger of the Small Capitalization Value Fund with and into the Opportunities Fund. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization. That Agreement and Plan of Reorganization provides for the transfer of all of the assets of the Small Capitalization Value Fund to the Opportunities Fund, in exchange for shares of the Opportunities Fund, and the assumption by the Opportunities Fund of all the liabilities of the Small Capitalization Value Fund, followed by the liquidation of the Small Capitalization Value Fund. A copy of the Agreement and Plan of Reorganization is included as Appendix A to this Prospectus/Proxy Statement.

     Schroder Investment Management North America Inc. ("Schroders"), 875 Third Avenue, 22nd Floor, New York, New York 10022, is the investment adviser to each Fund. Schroders (itself and its predecessors) has been in the business of investment management since 1962.

     If the Proposal is approved by the shareholders of the Small Capitalization Value Fund, the Small Capitalization Value Fund will receive a number of Merger Shares of the Opportunities Fund equal in value to the value of the net assets of the Small Capitalization Value Fund being transferred. Following the transfer, (i) the Small Capitalization Value Fund will distribute to each of its shareholders a number of full and fractional Merger Shares of the Opportunities Fund equal in value to the value of that shareholder's Small Capitalization Value Fund shares, and (ii) the Small Capitalization Value Fund will be liquidated. The Merger is intended to be a tax-free reorganization.

     THE TRUSTEES OF SCHRODER SERIES TRUST UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE SMALL CAPITALIZATION VALUE FUND APPROVE THIS PROPOSAL. In reaching that conclusion, the Trustees considered, among other things, (i) that, in light of the recent departure of the portfolio manager at Schroders with primary responsibility for the Small Capitalization Value Fund, the Opportunities Fund should provide a suitable alternative mutual fund investment opportunity to shareholders of the Small Capitalization Value Fund, and (ii) that the net operating expenses of the Opportunities Fund are expected to be the same as, and potentially lower than, those currently borne by shareholders of the Small Capitalization Value Fund. See "Details of the Proposed Merger-- Background and Reasons for the Proposed Merger."


OPERATING EXPENSES

    The following tables summarize expenses:

    (1) that each Fund incurred in its fiscal year ended October 31, 2003, and

    (2) that the Opportunities Fund would be expected to have incurred in its fiscal year ended October 31, 2003 after giving effect on a pro forma combined basis to the proposed Merger as if the Merger had occurred as of the beginning of the fiscal year.

     The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The Examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each of the Small Capitalization Value Fund, the Opportunities Fund, and the Opportunities Fund on a pro forma basis, over the specified periods. By translating "Net Expenses" into dollar amounts, these Examples help you compare the costs of investing in the Funds to the costs of investing in other mutual funds.


SHAREHOLDER FEES

(fees paid directly from your investment)

--------------------------------------------------------------------------------
                         SCHRODER                             PRO FORMA COMBINED
                          SMALL                                    EXPENSES
                   CAPITALIZATION VALUE      SCHRODER U.S.       SCHRODER U.S.
                          FUND           OPPORTUNITIES FUND   OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 Maximum Sales            None                  None                 None
 Load Imposed on
 Purchases
--------------------------------------------------------------------------------
 Maximum                  None                  None                 None
 Deferred
 Sales Load
--------------------------------------------------------------------------------
 Maximum Sales            None                  None                 None
 Load
 Imposed on
 Reinvested
 Dividends
--------------------------------------------------------------------------------
 Redemption               2.00%                 2.00%                2.00%
 Fee(1)
--------------------------------------------------------------------------------
 Exchange Fee             None                  None                 None
--------------------------------------------------------------------------------

-------------
(1) Shares of each Fund held for two months or less are subject to a redemption fee of 2.00%. The fee applies to shares of the Schroder U.S. Opportunities Fund and Schroder Small Capitalization Value Fund purchased on or after May 1, 2004.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)



--------------------------------------------------------------------------------
                                                           PRO FORMA COMBINED
                 SCHRODER SMALL                                  EXPENSES
              CAPITALIZATION VALUE       SCHRODER U.S.        SCHRODER U.S.
                FUND (FISCAL YEAR     OPPORTUNITIES FUND   OPPORTUNITIES FUND
                ENDED OCTOBER 31,     (FISCAL YEAR ENDED   (FISCAL YEAR ENDED
                      2003)            OCTOBER 31, 2003)    OCTOBER 31, 2003)
--------------------------------------------------------------------------------
 Management           0.95%                  0.75%                 0.75%
 Fees(1)
--------------------------------------------------------------------------------
 12b-1 Fees           None                   None                  None
--------------------------------------------------------------------------------
 Other Expenses       1.41%                  1.50%                 1.38%
 Total Annual         2.36%                  2.25%                 2.13%
 Fund Operating
 Expenses
--------------------------------------------------------------------------------
 Less: Fee Waiver    (0.66%)                (0.25%)               (0.43%)
 and/or Expense
 Limitation(2)
--------------------------------------------------------------------------------
 Net Expenses(2)      1.70%                  2.00%                 1.70%(3)
--------------------------------------------------------------------------------

-------------
(1) Management Fees include all fees payable to Schroders and its affiliates for investment advisory and fund administration services. The Funds also pay administrative or sub-administration fees directly to SEI Investments Global Fund Services, and those fees are included under "Other Expenses."

(2) The Net Expenses shown for the Funds reflect the effect of contractually imposed Fee Waivers and/or Expense Limitations, in effect through October 31, 2004, on the Total Annual Fund Operating Expenses of the Funds. In order to limit the Funds' expenses, Schroders is contractually obligated to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 2004 to the extent the total operating expenses of a Fund exceed the following annual rates (based on the average daily net assets of the Fund taken separately): Schroder Small Capitalization Value Fund -- 1.70% and Schroder U.S. Opportunities Fund -- 2.00%.

(3) Schroders has agreed to implement an expense limitation for the period from the closing of the Merger through October 31, 2005 to the extent that the Net Expenses of the Opportunities Fund exceed the annual rate of 1.70%, the expense limitation currently in effect for the Small Capitalization Value Fund.


EXAMPLES OF FUND EXPENSES:

     The Examples assume that you invest $10,000 in shares of a Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Examples also assume that your investment earns a 5% return each year and that each Fund accrues expenses at the rate shown under Total Annual Fund Operating Expenses above in each year (except, in the first year, the operating expenses for the Opportunities Fund are the same as that Fund's Net Expenses shown above for the eight month period ending October 31, 2004). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                         PRO FORMA COMBINED
               EXAMPLE EXPENSES      EXAMPLE EXPENSES     EXAMPLE EXPENSES
                SCHRODER SMALL         SCHRODER U.S.       SCHRODER U.S.
             CAPITALIZATION VALUE   OPPORTUNITIES FUND   OPPORTUNITIES FUND
               FUND (FISCAL YEAR    (FISCAL YEAR ENDED   (FISCAL YEAR ENDED
               ENDED OCTOBER 31)        OCTOBER 31)         OCTOBER 31)
--------------------------------------------------------------------------------
 1 Year             $  195                $  211               $  173
--------------------------------------------------------------------------------
 3 Years            $  694                $  687               $  596
--------------------------------------------------------------------------------
 5 Years            $1,221                $1,190               $1,077
--------------------------------------------------------------------------------
 10 Years           $2,663                $2,572               $2,404
--------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSEQUENCES

     A NEW PORTFOLIO MANAGEMENT TEAM AT SCHRODERS (THE SAME TEAM AS MANAGES THE OPPORTUNITIES FUND) BEGAN MANAGING THE SMALL CAPITALIZATION VALUE FUND IN MAY 2004 WHEN THE INVESTMENT TEAM PREVIOUSLY MANAGING THE FUND DEPARTED SCHRODERS. THE NEW TEAM MADE CHANGES TO THE SMALL CAPITALIZATION VALUE FUND'S INVESTMENT PORTFOLIO CONSISTENT WITH THE FUND'S INVESTMENT POLICIES AND IN LINE WITH THE INVESTMENT ANALYSIS AND OUTLOOK OF THAT TEAM. AS A RESULT, THE SMALL CAPITALIZATION VALUE FUND HAS REALIZED SUBSTANTIALLY ALL OF THE CAPITAL GAINS THAT EXISTED IN ITS PORTFOLIO AT THE TIME OF THE CHANGE IN THE FUND'S MANAGEMENT TEAM, GENERALLY LIMITING THE TAX BENEFIT TO MOST SHAREHOLDERS OF THE SMALL CAPITALIZATION VALUE FUND FROM THE TAX-FREE NATURE OF THE MERGER.

     For federal income tax purposes, the Merger is expected to be a tax-free reorganization. Accordingly, it is expected that no gain or loss will be recognized by the Small Capitalization Value Fund or by its shareholders as a result of the Merger, and that the tax basis of the Merger Shares received by each shareholder of the Small Capitalization Value Fund will be the same in the aggregate as the tax basis of that shareholder's Small Capitalization Value Fund shares. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in the recognition of gain or loss to such shareholder for federal income tax purposes. For more information about the federal income tax consequences of the Merger, see "Details of the Proposed Merger--Information Applicable to the Proposal--Federal Income Tax Consequences."

COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     The investment objectives, policies, and strategies of the two Funds, and certain differences between them, are summarized below. For a more detailed description of the investment techniques used by the Funds, and the risks associated with investments in the Funds, please see the Funds' Prospectus. A combined Prospectus relating to the Opportunities Fund and the Small Capitalization Value Fund is included with this Prospectus/Proxy Statement. The description below is qualified in its entirety by reference to the combined Prospectus.

     The investment objective of both the Small Capitalization Value Fund and the Opportunities Fund is to seek capital appreciation. The Small
Capitalization

Value Fund normally invests at least 80% of its net assets in equity securities of companies with small market capitalizations, as defined by Schroders. For these purposes, Schroders currently considers small capitalization companies to be those with market capitalizations of less than $2.2 billion measured at the time of investment. The Opportunities Fund also expects, under current market conditions, to invest primarily in equity securities of companies in the United States that have market capitalizations of $2.2 billion or less measured at the time of investment, including companies with market capitalizations of $500 million or less. The Opportunities Fund is not, however, required to invest 80% of its assets in small capitalization stocks, and reserves the right to invest any portion of its assets in equity securities of larger companies and in debt securities, if Schroders believes they offer the potential for capital appreciation. Schroders has, however, informed the Trustees that, under current market conditions, the Opportunities Fund intends to continue to invest primarily in small capitalization stocks. The Small Capitalization Value Fund may invest in a variety of equity securities, including common and preferred stocks, and warrants to purchase common and preferred stocks, although Schroders intends that, under current market conditions, that Fund would also invest primarily in small capitalization common stocks (in the event the Fund were to continue to operate in the absence of the Merger). The Prospectus for the Small Capitalization Value Fund states that the Fund will not normally invest in more than 50 companies; the Opportunities Fund typically invests in a greater number of companies.

     Although the investment policies of the two Funds differ in a number of respects, Schroders expects that the investment strategies and portfolios of the two Funds would likely be quite similar for the foreseeable future (assuming the Small Capitalization Value Fund continues in operation in the absence of the Merger), since both Funds will be managed by the same investment team.

     The portfolio turnover rate of the Small Capitalization Value Fund for the fiscal year ended October 31, 2003 was 59%, in comparison to the 162% portfolio turnover rate of the Opportunities Fund. Schroders believes that the difference between those two rates reflects principally differences between the investment styles of the different portfolio management teams of the two Funds during the period. The two Funds are currently managed by a single investment team.

     Schroders uses substantial company research in making investments for both Funds. The Small Capitalization Value Fund's Prospectus provides that, in making investments for that Fund, Schroders seeks to identify undervalued companies that may possess, among other characteristics, above average financial quality, strong management, and dominance in a niche market or a strong position in a larger market.

     In contrast, the Opportunities Fund's Prospectus provides that Schroders will seek to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. Because the same investment team manages both Funds, it is likely that the Funds' investment portfolios would be similar to each other for the foreseeable future (assuming the Small Capitalization Value Fund were to continue in operation in the absence of the Merger).

     Fundamental investment policies. If shareholders of the Small Capitalization Value Fund approve the Proposal, they will be subject to the current fundamental investment policies of the Opportunities Fund, which will not be changing in connection with the Merger. A comparison of the fundamental policies of each of the Funds is included below. Schroders does not believe that any differences between the Funds' fundamental investment policies are likely to result in any substantial differences in the manner in which the Funds are operated, except as otherwise disclosed in this Prospectus/Proxy Statement.


                        FUNDAMENTAL INVESTMENT POLICIES

--------------------------------------------------------------------------------
  SCHRODER U.S. OPPORTUNITIES FUND     SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------
 The Fund may not borrow money,         The Fund may not borrow money,
 except that the Fund may borrow        except to the extent permitted by
 from banks or by entering into         applicable law.
 reverse repurchase agreements,         Note: The Investment Company Act
 provided that such borrowings do       currently permits an open-end
 not exceed 33 1/3% of the value of     investment company to borrow
 the Fund's total assets (computed      money from a bank so long as the
 immediately after the borrowing).      ratio which the value of the total
                                        assets of the investment company
                                        (including the amount of any such
                                        borrowing), less the amount of all
                                        liabilities and indebtedness (other
                                        than such borrowing) of the
                                        investment company, bears to the
                                        amount of such borrowing is at
                                        least 300%.
--------------------------------------------------------------------------------
 The Fund may not underwrite            The Fund may not underwrite
 securities of other companies          securities issued by other persons
 (except insofar as the Fund might      except to the extent that, in
 be deemed to be an underwriter in      connection with the disposition of
 the resale of any securities held in   its portfolio investments, it may be
 its portfolio).                        deemed to be an underwriter under
                                        the federal securities laws.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHRODER U.S. OPPORTUNITIES FUND      SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------
 The Fund may not invest in               The Fund may not purchase or sell
 commodities or commodity                 commodities or commodity
 contracts (other than covered call       contracts, except that it may
 options, put and call options, stock     purchase or sell financial futures
 index futures, and options on stock      contracts and options and other
 index futures and broadly-based          financial instruments.
 stock indices, all of which are
 referred to as Hedging Instruments,
 which it may use as permitted by
 any of its other fundamental
 policies, whether or not any such
 Hedging Instrument is considered
 to be a commodity or a commodity
 contract).
--------------------------------------------------------------------------------
 The Fund may not purchase or             Note: The Small Capitalization
 write puts or calls except as            Value Fund is not subject to a
 permitted by any of its other            comparable restriction. Schroders
 fundamental policies.                    does not anticipate that either Fund
                                          will make substantial use of options
                                          in the foreseeable future.
--------------------------------------------------------------------------------
 The Fund may not lend money              The Fund may not make loans,
 except in connection with the            except by purchase of debt
 acquisition of that portion of           obligations in which a Fund may
 publicly-distributed debt securities     invest consistent with its
 which the Fund's investment              investment policies, by entering
 policies and restrictions permit it to   into repurchase agreements with
 purchase; the Fund may also make         respect to not more than 25% of its
 loans of portfolio securities and        total assets (taken at current value),
 enter into repurchase agreements.        or through the lending of its
                                          portfolio securities with respect to
                                          not more than 25% of its total
                                          assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHRODER U.S. OPPORTUNITIES FUND      SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------
 The Fund may not invest in real          The Fund may not purchase or sell
 estate or in interests in real estate,   real estate or interests in real
 but may purchase readily                 estate limited partnerships, although
 marketable securities of companies       it may purchase securities of issuers
 holding real estate or interests         which deal in real estate, securities
 therein.                                 which are secured by interests in
                                          real estate, and securities
                                          representing interests in real estate,
                                          and it may acquire and dispose of
                                          real estate or interests in real
                                          estate acquired through the exercise
                                          of its rights as a holder of debt
                                          obligations secured by real estate
                                          or interests therein.
--------------------------------------------------------------------------------
 Note: The Opportunities Fund is not      The Fund may not purchase
 subject to a comparable restriction.     securities on margin, except such
 Schroders does not anticipate that       short-term credits as may be
 either Fund will purchase securities     necessary for the clearance of
 on margin in the foreseeable future.     purchases and sales of securities,
                                          and except that it may make margin
                                          payments in connection with
                                          transactions in futures contracts,
                                          options, and other financial
                                          instruments.
--------------------------------------------------------------------------------
 Note: The Opportunities Fund is          The Fund may not, as to 75% of its
 subject to a similar legal               assets, invest in securities of any
 requirement due to its classification    issuer if, immediately after such
 as a "diversified" investment            investment, more than 5% of the
 company under the Investment             total assets of a Fund (taken at
 Company Act of 1940, as amended,         current value) would be invested in
 although it has not adopted a            the securities of such issuer;
 comparable fundamental policy.           provided that this limitation does
                                          not apply to securities issued or
                                          guaranteed as to principal or
                                          interest by the U.S. Government or
                                          its agencies or instrumentalities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHRODER U.S. OPPORTUNITIES FUND      SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------
 Note: The Opportunities Fund is         The Fund may not, as to 75% of its
 subject to a similar legal              assets, invest in a security if, as a
 requirement due to its classification   result of such investment, it would
 as a "diversified" investment           hold more than 10% (taken at the
 company under the Investment            time of such investment) of the
 Company Act of 1940, as amended,        outstanding voting securities of any
 although it has not adopted a           one issuer; provided that this
 comparable fundamental policy.          limitation does not apply to
                                         securities issued or guaranteed as
                                         to principal or interest by the U.S.
                                         Government or its agencies or
                                         instrumentalities or to securities of
                                         other investment companies.
--------------------------------------------------------------------------------
 Note: The Opportunities Fund is         The Fund may not invest more than
 subject to a similar legal limitation   25% of the value of its total assets
 under the Investment Company Act        in securities of issuers in any one
 of 1940, as amended, since it has       industry. (Securities issued or
 not reserved the ability to             guaranteed as to principal or
 investment more than 25% of the         interest by the U.S. Government or
 Fund's assets in any one industry.      its agencies or instrumentalities are
                                         not considered to represent
                                         industries.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHRODER U.S. OPPORTUNITIES FUND      SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------
 Note: The Opportunities Fund is         The Fund may not issue any class
 subject to a similar legal limitation   of securities which is senior to the
 under the Investment Company Act        Fund's shares of beneficial interest.
 of 1940, as amended, although it        (For the purpose of this restriction,
 has not adopted a comparable            none of the following is deemed to
 fundamental policy.                     be, or to create a class of, senior
                                         securities: any borrowing permitted
                                         by [the first fundamental policy
                                         shown above in this table]; any
                                         collateral arrangement with respect
                                         to options, futures contracts,
                                         options on futures contracts, or
                                         other financial instruments, or with
                                         respect to initial or variation
                                         margin; and the purchase or sale
                                         of, or the Fund's otherwise entering
                                         into, options, forward contracts,
                                         futures contracts, options on
                                         futures contracts, or other financial
                                         instruments.)
--------------------------------------------------------------------------------

     The Small Capitalization Value Fund does not currently hold any portfolio investments that would violate the Opportunities Fund's investment policies or restrictions as a result of such investments being acquired by the Opportunities Fund in connection with the Merger. In the event that the Small Capitalization Value Fund comes to hold any such investment, Schroders will cause the Fund to sell or otherwise dispose of the investment prior to the Merger, which may result in adverse tax consequences to Small Capitalization Value Fund shareholders.

PRINCIPAL RISK FACTORS OF INVESTING IN THE OPPORTUNITIES FUND

     Certain risks of investing in the Opportunities Fund are briefly summarized below. It is possible to lose money on an investment in the Opportunities Fund.

     The Small Companies, Equity Securities and Initial Public Offering risk factors summarized below apply to an investment in the Opportunities Fund as well as to the Small Capitalization Value Fund. Although the Opportunities Fund does not expect to invest any significant portion of its assets in below investment-grade securities (and has not typically done so in the past), to the extent that it does hold such securities it will be subject to additional risks described below related to below investment-grade securities. The Small Capitalization Value Fund does not invest in below investment-grade securities and is therefore not subject to the risks or benefits of these investments. The Small Capitalization Value Fund is also subject to risks relating to its investing in value securities.

     SMALL COMPANIES. The Opportunities Fund and the Small Capitalization Value Fund both invest in smaller companies, which tend to be more vulnerable to adverse developments than larger companies. The Opportunities Fund expressly states in its Prospectus that its investments may include securities of micro-cap companies; at such times as the Fund invests in these companies, it will be particularly sensitive to the risks associated with small companies. The Small Capitalization Value Fund may also invest in such companies although it does not specifically mention these companies in its Prospectus. Smaller companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities to reflect the full value of their issuers' earnings potential or assets.

     EQUITY SECURITIES. One risk of investing in either the Opportunities Fund or the Small Capitalization Value Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroders, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general.

     INITIAL PUBLIC OFFERINGS (IPOS). The Opportunities Fund and the Small Capitalization Value Fund may both purchase securities of companies in initial public offerings of their securities. Such investments are subject generally to the risks described above under "Small Companies." Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. The investment performance of the Funds during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

     HIGH-YIELD/JUNK BONDS. The Opportunities Fund may invest in securities rated below investment grade, also known as "junk bonds", which are lower-quality, high-yielding debt securities rated below Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Rating Service (or, if they are unrated, determined by Schroders to be of comparable quality). The Small Capitalization Value Fund does not invest in securities rated below investment grade. See the Statements of Additional Information for the Funds for further descriptions of securities ratings assigned by Moody's and Standard and Poor's. Junk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Their below investment grade rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the prices of those investments will usually be more volatile and are likely to fall. A default or expected default of an issuer could also make it difficult for the Opportunities Fund to sell the investments at prices approximating the values it had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for a Fund to buy or sell certain debt instruments or to establish their fair values. Securities rated below investment grade may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. A Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase a Fund's operating expenses and decrease its net asset value. To the extent that the Opportunities Fund holds below investment grade debt securities, the Fund's success in meeting its investment objective may depend more on Schroders' credit analysis of the issuer than if the Fund held exclusively investment-grade securities.


ADDITIONAL INFORMATION REGARDING RISKS OF THE OPPORTUNITIES FUND

     See the Opportunities Fund's Prospectus and Statement of Additional Information for further information about risks associated with an investment in the Opportunities Fund.


COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The Small Capitalization Value Fund and the Opportunities Fund have identical procedures concerning dividends and distributions. Each Fund distributes any net investment income and any net realized capital gain at least annually. For each Fund, distributions from net capital gains are made after applying any available capital loss carryovers. It is expected that, shortly before the Exchange Date (as defined in the Agreement and Plan of Reorganization), the Small Capitalization Value Fund will, if necessary, declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Exchange Date not previously distributed.

     The two Funds have similar procedures for purchasing Fund shares, although shares of the Small Capitalization Value Fund are not currently being offered. Shares of the Opportunities Fund may be purchased at their net asset value next determined, without any sales charges or loads, through Schroder Fund Advisors Inc. ("SFA"), 875 Third Avenue, 22nd Floor, New York, New York 10022, the distributor of the Funds' shares.

     Each Trust reserves the right to reject any order to purchase shares of a Fund if the Trust or Schroders believes that the purchaser is engaging in "market timing" activity or similar conduct that may be harmful to the Fund or its shareholders.

     Shares of the Funds can generally be exchanged for shares of most other funds in the Schroders family of funds at any time at their respective net asset values, provided that the net asset value of the shares you are exchanging or the total value of all shares you own in the Schroders family of funds satisfies the minimum initial or additional amount (as applicable) for the class of shares you wish to acquire, as set forth in the prospectus relating to that class of shares. The Small Capitalization Value Fund and the Schroder MidCap Value Fund are not available as exchange options due to current plans involving the merger of the Small Capitalization Value Fund and the termination of the Schroder MidCap Value Fund.

     The two Funds have similar redemption procedures. Shares of either Fund may be sold back to the Fund on any day the New York Stock Exchange is open by sending a letter of instruction or stock power form to the Fund or by calling
(800) 464-3108 if telephonic redemption procedures were authorized for the account. The price received by shareholders is the net asset value next determined after receipt of the redemption request in good order, except that shareholders may have a redemption fee deducted from that amount as described in the Prospectus. Each Fund imposes a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. The fee is not a sales charge (load); it is paid directly to the Fund. The redemption fee applies to shares of the Opportunities Fund and the Small Capitalization Value Fund purchased on or after May 1, 2004.

     Each Trust has agreed to redeem shares of each of the Funds solely in cash up to the lesser of $250,000 or 1% of the Funds' net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust may pay any redemption proceeds exceeding this amount in whole or in part by distribution in kind of securities held by the Funds in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities you receive from the Funds. In addition, the price of these securities may change between the time when you receive the securities and the time when you are able to dispose of them.

     Each Fund has adopted a procedure for involuntary redemptions in the event that an account balance falls below a minimum threshold. For purposes of this involuntary redemption policy, accounts in the Opportunities Fund are currently required to maintain a minimum balance of $2,000. Shareholders in the Small Capitalization Value Fund are required to own a minimum of 50 shares.

                      II. DETAILS OF THE PROPOSED MERGER

     The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Small Capitalization Value Fund and the Opportunities Fund, a form of which is attached to this Prospectus/Proxy Statement as Appendix A. The following description of the Merger is qualified in its entirety by reference to the attached Agreement and Plan of Reorganization.

     The Agreement and Plan of Reorganization provides, among other things, for the transfer of all of the assets of the Small Capitalization Value Fund to the Opportunities Fund in exchange for (i) the issuance to the Small Capitalization Value Fund of the Merger Shares, the number of which will be calculated based on the value of the net assets of the Small Capitalization Value Fund acquired by the Opportunities Fund and the net asset value per share of the Opportunities Fund and (ii) the assumption by the Opportunities Fund of all of the liabilities of the Small Capitalization Value Fund, all as more fully described below under "Information Applicable to the Proposal."

     After receipt of the Merger Shares, the Small Capitalization Value Fund will cause the Merger Shares to be distributed to its shareholders, in complete liquidation of the Small Capitalization Value Fund. Each shareholder holding shares of the Small Capitalization Value Fund will receive a number of full and fractional Merger Shares of the Opportunities Fund equal in value at the date of the exchange to the aggregate net asset value of the shareholder's Small Capitalization Value Fund shares.

BOARD OF TRUSTEES' RECOMMENDATION

     THE BOARD OF TRUSTEES OF SCHRODER SERIES TRUST HAS VOTED TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND RECOMMENDS THAT SHAREHOLDERS OF THE SMALL CAPITALIZATION VALUE FUND ALSO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.


BACKGROUND AND REASONS FOR THE PROPOSED MERGER

     The Board of Trustees of Schroder Series Trust, including all of its Trustees who are not "interested persons" of Schroder Series Trust (the "Independent Trustees"), has determined that the Merger would be in the best interests of the Small Capitalization Value Fund and that the interests of the Small Capitalization Value Fund's shareholders would not be diluted as a result of effecting the Merger. At a meeting held on May 11, 2004 the Board of Trustees approved the proposed Merger and recommended its approval by shareholders of the Small Capitalization Value Fund.

     Schroders informed the Trustees that it had agreed to sell to a third party its portfolio management division responsible for managing the Small Capitalization Value Fund. Schroders said that in connection with that transaction, it expected that all of the principal members of the portfolio management team for that Fund would be departing Schroders.

     Schroders told the Trustees that, although the investment approaches of the two Funds differ in certain respects, it believed the Opportunities Fund would provide a substantially similar investment opportunity for shareholders of the Small Capitalization Value Fund, offering a small capitalization investment focus employing fundamental company research. They told the Trustees that the Merger was expected to be effected on a tax-free basis. Schroders informed the Trustees that it expected the operating expenses of the Opportunities Fund to be comparable to, and likely lower than, those of the Small Capitalization Value Fund.

     Schroders told the Trustees that it had considered other options for the Small Capitalization Value Fund, including liquidation and continuation as a stand-alone mutual fund. Schroders believed, however, that liquidation was not desirable because it would not provide shareholders with a continuing mutual fund opportunity. Schroders also believed that continuation of the Fund's operations as a stand-alone mutual fund was a less desirable alternative than the Merger, because it failed to take advantage of potential efficiencies and economies of scale that might accrue to the combined Fund over time as a result of the combination of the two smaller Funds. Schroders further informed the Trustees that it would not expect to continue to limit the Small Capitalization Value Fund's expenses at the current level, if at all, after the expiration of the current expense limitation and that, as a result, the expenses of the Fund, should it continue as a stand-along mutual fund, would likely be substantially higher than those of the Opportunities Fund (whether or not the Merger is effected).

     At the time of the Trustees' meeting, it was not clear what amount of the assets held in the Small Capitalization Value Fund would continue to be held at the time of the Merger, in light of the change in the portfolio management team for that Fund. Schroders informed the Trustees that it was monitoring the realized and unrealized capital gain positions of the two Funds in order to limit any undue impact on either Fund from the Merger. Schroders noted that, in any event, a substantial number of the investments held by the Small Capitalization Value Fund would likely be sold before the Merger, resulting in distribution of realized capital gains to shareholders. Although Schroders believed at the time that the number of investments so to be sold before the Merger would be smaller, and the amount of capital gain tax distributions to shareholders less, than if the Fund were liquidated, since that time the change in the management team of the Fund has resulted in the realization of substantially all of the capital gains that existed in the Fund's portfolio at the time of the change in the Fund's management team.

     On the basis of the factors presented at the Trustees' meeting, and at a subsequent meeting of where Schroders discussed with the Trustees the changes in the Small Capitalization Value Fund's portfolio and the relative realized and unrealized capital gain positions of the two Funds in light of those changes, the Trustees unanimously determined to approve the Agreement and Plan of Reorganization and to recommend its approval by shareholders of the Small Capitalization Value Fund.

INFORMATION APPLICABLE TO THE PROPOSAL

     AGREEMENT AND PLAN OF REORGANIZATION. If approved by shareholders of the Small Capitalization Value Fund, the Merger is expected to occur on or around August 20, 2004, pursuant to the Agreement and Plan of Reorganization and satisfaction of various conditions stated therein. Pursuant to the Agreement and Plan of Reorganization, the Small Capitalization Value Fund will transfer all of its assets and liabilities to the Opportunities Fund, in exchange for the issuance of Merger Shares of the Opportunities Fund having an aggregate net asset value equal to the value of the net assets being transferred, all as of the Exchange Date (defined in the Agreement to be August 20, 2004 or such other date as may be agreed upon by the Opportunities Fund and the Small Capitalization Value Fund). The following discussion of the Agreement and Plan of Reorganization is qualified in its entirety by the full text of the Agreement in Appendix A.

     Immediately following the Exchange Date, the Merger Shares received by the Small Capitalization Value Fund will be distributed pro rata to its shareholders of record as of the close of business on the Exchange Date. As a result of the proposed transaction, each holder of shares of the Small Capitalization Value Fund will receive a number of full and fractional shares of the Opportunities Fund having an aggregate net asset value at the Exchange Date equal to the aggregate net asset value of the shares of the Small Capitalization Value Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Opportunities Fund in the names of the Small Capitalization Value Fund shareholders, each account representing the respective number of full and fractional Merger Shares due such shareholder. Because the shares of the Opportunities Fund are not represented by certificates, certificates for Merger Shares will not be issued.

     The consummation of the transactions contemplated by the Proposal is subject to the conditions set forth in the Agreement and Plan of Reorganization, any of which conditions may be waived, except for the condition requiring shareholder approval of the Agreement and Plan of Reorganization. The Agreement may be terminated, and the Merger abandoned, at any time prior to the Exchange Date, before or after approval by the shareholders of the Small Capitalization Value Fund, by mutual consent of the Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

     Under the Agreement and Plan of Reorganization, Schroders has agreed to pay one-third of the expenses of the Merger. The Funds will bear the remaining expenses of the Merger (including, by way of example, legal and accounting fees and expenses, printing expenses, and other fees and expenses), such expenses to be allocated between them based on their relative net asset values. The total of these fees and expenses associated with the

Merger and to be paid by the Funds is expected to be approximately $112,000, including the solicitation costs described below under "Voting Information-- Solicitation of Proxies." Each Fund will bear its own portfolio transfer taxes (if any), brokerage and other similar expenses in connection with the Merger. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued in the Merger to the Small Capitalization Value Fund's shareholders in accordance with the procedures set forth in the Agreement and Plan of Reorganization, as described above. The Merger Shares are shares of the Opportunities Fund.

     Each of the Merger Shares will be fully paid and nonassessable by the Opportunities Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Opportunities Trust Instrument (as defined below) permits Schroder Capital Funds (Delaware) to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to divide any such series further, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine.

     FEDERAL INCOME TAX CONSEQUENCES.

     A new portfolio management team at Schroders (the same team as manages the Opportunities Fund) began managing the Small Capitalization Value Fund in May 2004 when the investment team previously managing the Fund departed Schroders. The new team made changes to the Small Capitalization Value Fund's investment portfolio consistent with the Fund's investment policies and in line with the investment analysis and outlook of that team. As a result, the Small Capitalization Value Fund has realized substantially all of the capital gains that existed in its portfolio at the time of the change in the Fund's management team, generally limiting the tax benefit to most shareholders of the Small Capitalization Value Fund from the tax-free nature of the Merger.

     The Merger is intended to be a tax-free reorganization. As a condition to each Fund's obligation to consummate the Merger, the Fund will receive an opinion from counsel to Schroder Capital Funds (Delaware) to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) the Merger will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Opportunities Fund and the Small Capitalization Value Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) under Section 361 of the Code, no gain or loss will be recognized by the Small Capitalization Value Fund upon the transfer of its assets to the Opportunities Fund in exchange for Merger Shares and the assumption by the Opportunities Fund of the Small Capitalization Value Fund's liabilities, or upon the distribution of the Opportunities Fund shares by the Small Capitalization Value Fund to its shareholders in liquidation; (iii) under
Section 354 of the Code, no gain or loss will be recognized by shareholders of the Small Capitalization Value Fund on the distribution of Merger Shares to them in exchange for their shares of the Small Capitalization Value Fund; (iv) under Section 358 of the Code, the aggregate tax basis of the Merger Shares that the Small Capitalization Value Fund's shareholders receive in exchange for their Small Capitalization Value Fund shares will be the same as the aggregate basis of the Small Capitalization Value Fund shares exchanged therefor; (v) under Section 1223(1) of the Code, an Small Capitalization Value Fund shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Small Capitalization Value Fund shares exchanged for the Merger Shares, provided that the shareholder held the Small Capitalization Value Fund shares as a capital asset; (vi) under Section 1032 of the Code, no gain or loss will be recognized by the Opportunities Fund upon receipt of the assets transferred to the Opportunities Fund pursuant to the Agreement in exchange for the Merger Shares and the assumption by the Opportunities Fund of the liabilities of the Small Capitalization Value Fund; (vii) under Section 362(b) of the Code, the Opportunities Fund's tax basis in the assets that the Opportunities Fund receives from the Small Capitalization Value Fund will be the same as the Small Capitalization Value Fund's tax basis in such assets immediately prior to such exchange; and (viii) under Section 1223(2) of the Code, the Opportunities Fund's holding periods in such assets will include the Small Capitalization Value Fund's holding periods in such assets. The opinion will be based on certain factual certifications made by officers of Schroder Capital Funds (Delaware) and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Merger will be as described above.

     Prior to the Exchange Date, the Small Capitalization Value Fund will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains (including those described in the first paragraph of this Section), realized through the Exchange Date. Distribution of investment company taxable income, including, in particular, any net short term capital gains will be taxable as ordinary dividends; any distribution of the excess, if any, of net long term capital gains over net short term capital losses ("net capital gains") will be taxable as net capital gains.

     This description of the federal income tax consequences of the Merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Merger, including the applicability and effect of state, local, foreign and other tax laws.


OTHER RIGHTS OF SECURITY HOLDERS

     The Opportunities Fund is a series of Schroder Capital Funds (Delaware), a Delaware statutory trust governed by Delaware law. The Small Capitalization Value Fund is a series of Schroder Series Trust, a Massachusetts business trust governed by Massachusetts law. The Opportunities Fund is governed by the Trust Instrument as amended and restated as of February 5, 2002 (the "Opportunities Trust Instrument"). The Small Capitalization Value Fund is governed by the Agreement and Declaration of Trust, as amended through March 1, 1997 (the "Small Capitalization Declaration of Trust"), and each Trust is also governed by its By-Laws and Board of Trustees. The Opportunities Trust Instrument and Small Capitalization Declaration of Trust are similar but not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about the Opportunities Trust Instrument and Small Capitalization Declaration of Trust is provided below.

     Shareholders of the Opportunities Fund and the Small Capitalization Value Fund have a number of rights in common. Shares of each Fund entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Fund or class of shares on matters affecting the particular Fund or class, as determined by the Trustees. For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares have noncumulative voting rights. Although the Trusts are not required to hold annual meetings of their shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Opportunities Trust Instrument and Small Capitalization Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Fund were liquidated, each class of shares of the Fund would receive the net assets of the Fund attributable to the class.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. Unlike Massachusetts law, applicable Delaware law expressly provides for limited liability of shareholders of statutory trusts. However, the Small Capitalization Declaration of Trust and the Opportunities Trust Instrument both entitle shareholders to indemnification out of the assets of the Funds to the extent that they are held personally liable solely by reason of being a shareholder of the Funds, and not because of their own acts or omissions or for some other reason. All consideration received by the Trusts for the issue or sale of shares of each Fund, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds, including proceeds from sale, exchange or liquidation of assets, are held and accounted for separately from other assets of the Trust and belong to that Fund for all purposes, subject only to the rights of creditors. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations (and, in the case of the Opportunities Fund, the limitation of liability under Delaware law is not applied).

     Either Fund may be terminated by vote of its Trustees. The Small Capitalization Declaration of Trust may be amended by an instrument in writing signed by a majority of the Trustees when authorized to do so by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which in the determination of the Trustees shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting, or supplementing any defective or inconsistent provision contained in the Small Capitalization Declaration of Trust shall not require authorization by shareholders' vote. Trustees of Schroder Capital Funds (Delaware) may amend the Opportunities Trust Instrument without a shareholder vote, except that shareholders of Schroder Capital Funds (Delaware) have the right to vote on any amendment which would affect their right to vote, on any amendment to their right to vote on amendments, on any amendment as may be required by law or by the Trust's registration statement and on any amendment submitted to them by the Trustees.

     The Declaration of Trust of Schroder Series Trust provides expressly that shareholders have the power to vote to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of Schroder Series Trust or the shareholders.

     Quorum for a shareholder meeting of Schroder Capital Funds (Delaware) is one-third of the shares entitled to vote in person or by proxy, except that, where the vote is by series or class, then quorum is one-third of the aggregate number of shares of that series or class entitled to vote. Quorum for a shareholder meeting of Schroder Series Trust is 30% of shares entitled to vote in person or by proxy, and where the vote is by series or by class, quorum is 30% of the aggregate number of shares of that series or class.

     The foregoing is a very general summary of certain provisions of the Opportunities Trust Instrument and Small Capitalization Declaration of Trust. It is qualified in its entirety by reference to the Opportunities Trust Instrument and Small Capitalization Declaration of Trust themselves and to Massachusetts and Delaware law.

CAPITALIZATION

     The following table shows, on an unaudited basis, the capitalizations of the Opportunities Fund and the Small Capitalization Value Fund as of June 30, 2004, and of the Opportunities Fund on a pro forma basis as of that date, assuming the Merger had occurred as of that date:


                             CAPITALIZATION TABLE
                                 JUNE 30, 2004
                                  (UNAUDITED)


--------------------------------------------------------------------------------
                   SCHRODER SMALL                              SCHRODER U.S.
                CAPITALIZATION VALUE      SCHRODER U.S.     OPPORTUNITIES FUND
                        FUND           OPPORTUNITIES FUND   PRO FORMA COMBINED
--------------------------------------------------------------------------------
 Net assets         $27,605,896           $73,749,130          $101,355,026
--------------------------------------------------------------------------------
 Shares
 outstanding          2,176,135             3,944,076             5,420,055
--------------------------------------------------------------------------------
 Net asset value
 per share          $     12.69           $     18.70          $      18.70
--------------------------------------------------------------------------------

     Pro forma financial statements of the Opportunities Fund as of and for the twelve month period ended April 30, 2004 are included in the Merger SAI. Because the Agreement and Plan of Reorganization provides that the Opportunities Fund will be the surviving Fund following the Merger, the pro forma financial statements reflect the transfer of the assets and liabilities of the Small Capitalization Value Fund to the Opportunities Fund. The pro forma schedule of investments included in the Merger SAI assumes that the Merger occurred as of April 30, 2004, and that the investments held by the Small Capitalization Value Fund as of that date were transferred to the Opportunities Fund. For the reasons described above, the Small Capitalization Value Fund does not currently hold in its portfolio any of the investments held by it on April 30, 2004, and its investment portfolio is substantially similar to that of the Opportunities Fund.

     Information about the Small Capitalization Value Fund is incorporated by reference from the current combined Prospectus and is available upon request from Schroder Capital Funds (Delaware) without charge.

                            III. VOTING INFORMATION

     REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger will require the affirmative vote of a "majority of the outstanding voting securities" of the Small Capitalization Value Fund (as defined in the Investment Company Act of 1940, as amended), which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Small Capitalization Value Fund or (2) 67% or more of the shares of the Small Capitalization Value Fund present at a meeting if more than 50% of the outstanding shares of the Small Capitalization Value Fund are represented at the meeting in person or by proxy.

     RECORD DATE, QUORUM, AND METHOD OF TABULATION. Shareholders of record of the Small Capitalization Value Fund at the close of business on July 9, 2004 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of thirty percent of the aggregate number of shares of the Small Capitalization Value Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting, although a greater number will be required to approve the Proposal. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionately.

     Votes cast by proxy or in person at the Meeting will be counted by one or more persons appointed by Schroder Series Trust as tellers for the Meeting. The tellers will count the total number of votes cast "FOR" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes have the effect of negative votes on the Proposal.

     SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Small Capitalization Value Fund, there were issued and outstanding 1,399,881.7590 shares of beneficial interest of the Small Capitalization Value Fund and 4,014,169.092 shares of beneficial interest of the Opportunities Fund.

     As of the Record Date, the officers and Trustees of Schroder Capital Funds (Delaware) as a group beneficially owned less than 1% of the outstanding shares of the Opportunities Fund. As of the Record Date, the officers and Trustees of Schroder Series Trust as a group beneficially owned less than 1% of the outstanding shares of the Small Capitalization Value Fund. The following table gives the names and addresses of the persons who, to the knowledge of the Funds, owned of record or beneficially 5% or more of the outstanding shares of the Small Capitalization Value Fund or the Opportunities Fund as of the Record Date.


                               OPPORTUNITIES FUND

--------------------------------------------------------------------------------
                                                               PERCENTAGE OF
                                          PERCENTAGE OF     OUTSTANDING SHARES
                                       OUTSTANDING SHARES      AFTER MERGER
      RECORD OR BENEFICIAL OWNER             OWNED            (PROJECTED)(1)
--------------------------------------------------------------------------------
 National Financial Svcs Corp.               9.59%                7.75%
 For exclusive benefit of customers
 Attn: Mutual Fund Dept 5th Flr.
 200 Liberty Street
 1 World Financial Center
 New York, NY 10281-1003
--------------------------------------------------------------------------------
 Fidelity Investments Institutional          9.26%                7.49%
 Operations Co Inc. (FIIC) as agent
 For certain employee benefit plans
 100 Magellan Way KWIC
 Covington KY 41015-1999
--------------------------------------------------------------------------------
 Charles Schwab & Co Inc.                   44.81%               36.23%
 Special Cust Ac for the
 Benefit of customers
 Attn Mutual Funds
 101 Montgomery Street
 San Francisco CA 94104-4122
--------------------------------------------------------------------------------
 JPMorgan Chase                              8.66%                7.00%
 Mutual Funds Section
 14221 Dallas Parkway
 7-2-JIP-138
 Dallas TX 75254-2942
--------------------------------------------------------------------------------

(1)   Based on ownership of the Funds at the Record Date.

                    SCHRODER SMALL CAPITALIZATION VALUE FUND

--------------------------------------------------------------------------------
                                                                PERCENTAGE OF
                                                             OUTSTANDING SHARES
                                          PERCENTAGE OF    OF OPPORTUNITIES FUND
                                       OUTSTANDING SHARES       AFTER MERGER
     RECORD OR BENEFICIAL OWNER              OWNED             (PROJECTED)(1)
--------------------------------------------------------------------------------
 National Financial Svcs Corp.               12.18%                 2.33%
 For exclusive benefit of customers
 Attn: Mutual Funds Dept 5th Flr.
 200 Liberty Street
 1 World Financial Center
 New York, NY 1028-1003
--------------------------------------------------------------------------------
 Northern Trust Co TTEE(2)                   23.55%                 4.51%
 FBO STP
 Acct # 22-48216
 P.O. Box 92956
 Chicago, IL 60675-2956
--------------------------------------------------------------------------------
 Pershing LLC                                 5.52%                 1.06%
 P.O. Box 2052
 Jersey City, NJ 07303-9998
--------------------------------------------------------------------------------
 Pershing LLC                                 5.61%                 1.07%
 P.O. Box 2052
 Jersey City, NJ 07303-9998
--------------------------------------------------------------------------------

(1)   Based on ownership of the Funds at Record Date.
(2) To the knowledge of Schroders, record ownership is for the benefit of a single person or entity.

     SOLICITATION OF PROXIES. In addition to the solicitation of proxies by mail, the Trustees of Schroder Series Trust and employees of Schroders or its affiliates may solicit proxies in person or by telephone. The Trust has retained D.F. King & Co., Inc. ("D.F. King"), 48 Wall Street, 22nd Floor, New York, NY 10005, to aid in the solicitation of proxies. The costs of retaining D.F. King and other expenses incurred in connection with the solicitation of proxies, other than expenses in connection with solicitation by the employees of Schroders, will be borne by the Funds. The anticipated cost associated with the solicitation of proxies by D.F. King is $15,000 plus any reasonable out of pocket expenses incurred by D.F. King.

     SHAREHOLDER VOTING BY TELEPHONE. In addition to voting by mail or in person at the meetings, you may give your voting instructions over the telephone by calling 888-605-1958. A representative of D.F. King will answer your call. When receiving your instructions by telephone, the D.F. King representative is required to ask you for your full name, address, a portion of your social security or employer identification number, title (if the person giving the proxy is authorized to act for an entity, such as a corporation), and to confirm that you have received the proxy statement in the mail. If the information you provide matches the information provided to D.F. King by Schroders, then the D.F. King representative will explain the process. D.F. King is not permitted to recommend to you how to vote, other than to read any recommendations included in this Prospectus/Proxy Statement. D.F. King will record your instructions and send you a letter or mailgram to confirm your vote. That letter will also ask you to call D.F. King immediately if the confirmation does not reflect your instructions correctly. You may receive a call from a representative of D.F. King if Schroders has not yet received your vote. D.F. King will record all instructions it receives from shareholders by telephone, and the proxies it signs in accordance with those instructions, in accordance with the procedures set forth above. The Trust believes that those procedures are reasonably designed to determine accurately the shareholder's identity and voting instructions.

     REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Clerk of Schroder Series Trust at 875 Third Avenue, 22nd Floor, New York, New York 10022), in person at the Meeting, by executing and submitting a superseding proxy, or by providing telephone or written notice of revocation to the Clerk of Schroder Series Trust. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, to approve the Proposal.

     ADJOURNMENT. If sufficient votes in favor the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal. The cost of any additional solicitation will be borne by the Funds.

     SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Declaration of Trust of Schroder Series Trust does not provide for annual meetings of shareholders, and Schroder Series Trust does not currently intend to hold such a meeting for shareholders of the Small Capitalization Value Fund in 2004. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Small Capitalization Value Fund's shareholders must be received by Schroder Series Trust a reasonable period of time prior to the time the Fund begins to print the proxy materials for any such meeting. Notice of all other proposals to be submitted for shareholder consideration at any meeting must be received by the Fund a reasonable period of time prior to the meeting. If the Merger described in the Proposal is consummated, there will be no further meetings of the shareholders of the Small Capitalization Value Fund.

     OTHER MATTERS. The Trustees of Schroder Series Trust know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                        IV. INFORMATION ABOUT THE FUNDS

     Other information regarding the Funds, including information with respect to their investment objectives, policies, and restrictions and financial history may be found in the Merger SAI, the Trusts' combined Prospectus in respect of the Funds, the current Statements of Additional Information of Schroder Capital Funds (Delaware) and Schroder Series Trust, and the Trusts' current combined Annual Report and Semi-Annual Report, which are available upon request by calling 800-464-3108. The Trusts' current combined Prospectus, Annual Report for the fiscal year ended October 31, 2003, and Semi-Annual Report for the six-month period ended April 30, 2004 have been delivered with this Prospectus/Proxy Statement.

     Schroder Series Trust and Schroder Capital Funds (Delaware) are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and accordingly file reports and other information with the Securities and Exchange Commission. Reports, proxy materials, and other information filed by the Trusts with respect to the Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; and 233 Broadway, New York, New York 10279. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

                                                                     APPENDIX A


                     AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (the "Agreement") is made as of May 11, 2004 in New York, New York, by and among Schroder Series Trust, a Massachusetts business trust, on behalf of its Schroder Small Capitalization Value Fund series (the "Small Capitalization Value Fund"), Schroder Capital Funds (Delaware), a Delaware statutory trust, on behalf of its Schroder U.S. Opportunities Fund series (the "Opportunities Fund"), and Schroder Investment Management North America Inc. ("SIMNA"), as to Section 5 only.


PLAN OF REORGANIZATION

     (a) The Small Capitalization Value Fund will sell, assign, convey, transfer and deliver to the Opportunities Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Opportunities Fund shall, on the Exchange Date, assume all of the liabilities of the Small Capitalization Value Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Small Capitalization Value Fund a number of full and fractional shares of beneficial interest of the Opportunities Fund (the "Merger Shares") having an aggregate net asset value equal to the value of the assets of the Small Capitalization Value Fund transferred to the Opportunities Fund on such date less the value of the liabilities of the Small Capitalization Value Fund assumed by the Opportunities Fund on that date.

     (b) Upon consummation of the transaction described in paragraph (a) above, the Small Capitalization Value Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the Merger Shares, each shareholder being entitled to receive that proportion of such Merger Shares which the number of shares of the Small Capitalization Value Fund held by such shareholder bears to the number of shares of the Small Capitalization Value Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Small Capitalization Value Fund will simultaneously be canceled on the books of the Small Capitalization Value Fund.

     (c) As promptly as practicable after the liquidation of the Small Capitalization Value Fund as aforesaid, the Small Capitalization Value Fund shall be dissolved pursuant to the provisions of the Agreement and Declaration of Trust of Schroder Series Trust (the "Declaration of Trust") and applicable law, and its legal existence terminated. Any reporting responsibility of the Small Capitalization Value Fund is and shall remain the responsibility of the Small Capitalization Value Fund up to and including the Exchange Date and, if applicable, such later date on which the Small Capitalization Value Fund is liquidated.

AGREEMENT

1. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE OPPORTUNITIES FUND. The Opportunities Fund represents and warrants to and agrees with the Small Capitalization Value Fund that:

     (a) The Opportunities Fund is a series of Schroder Capital Funds (Delaware), a Delaware statutory trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Schroder Capital Funds (Delaware) is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Capital Funds (Delaware). Each of Schroder Capital Funds (Delaware) and the Opportunities Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

     (b) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Opportunities Fund as of and for the fiscal year ended October 31, 2003 have been furnished to the Small Capitalization Value Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Opportunities Fund as of such date and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

     (c) The current prospectus and statement of additional information of Schroder Capital Funds (Delaware), each dated March 1, 2004, relating to the Opportunities Fund, which have previously been furnished to the Small Capitalization Value Fund, and any amendment or supplement thereto or any superceding prospectus or statement of additional information in respect thereof in effect prior to the Exchange Date, which will be furnished to the Small Capitalization Value Fund (collectively, as from time to time amended, the "Opportunities Fund Prospectus"), did not as of such date, do not as of the date hereof, and will not as of the Exchange Date contain, with respect to the Opportunities Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (d) There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Capital Funds (Delaware) or the Opportunities Fund, threatened against Schroder Capital Funds (Delaware) or the Opportunities Fund, which assert liability on the part of the Opportunities Fund. Except as disclosed by the Opportunities Fund to the Small Capitalization Value Fund, the Opportunities Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (e) The Opportunities Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of October 31, 2003, those incurred in the ordinary course of its business as an investment company since October 31, 2003, and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Opportunities Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Small Capitalization Value Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2003, whether or not incurred in the ordinary course of business.

     (f) As of the Exchange Date, the Opportunities Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Capital Funds (Delaware), are required to be filed by the Opportunities Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Opportunities Fund. All tax liabilities of the Opportunities Fund have been adequately provided for on its books, and no tax deficiency or liability of the Opportunities Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (g) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Opportunities Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

     (h) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Schroder Capital Funds (Delaware) on Form N-14 on behalf of the Opportunities Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Small Capitalization Value Fund relating to the meeting of the Small Capitalization Value Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Small Capitalization Value Fund Proxy Statement"), on the effective date of the Registration Statement,
(i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by Schroder Capital Funds (Delaware), and the Small Capitalization Value Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Small Capitalization Value Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Small Capitalization Value Fund to the Opportunities Fund for use in the Registration Statement or the Small Capitalization Value Fund Proxy Statement.

     (i) There are no material contracts outstanding to which the Opportunities Fund is a party, other than as are or will be disclosed in the Opportunities Fund Prospectus, the Registration Statement or the Small Capitalization Value Fund Proxy Statement.

     (j) All of the issued and outstanding shares of beneficial interest of the Opportunities Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Opportunities Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     (k) The Opportunities Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     (l) The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     (m) The Merger Shares to be issued to the Small Capitalization Value Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Opportunities Fund, and no shareholder of the Opportunities Fund will have any preemptive right of subscription or purchase in respect thereof.

     (n) All issued and outstanding shares of the Opportunities Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Opportunities Fund. The Opportunities Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Opportunities Fund shares, nor is there outstanding any security convertible into any Opportunities Fund shares.

2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE SMALL CAPITALIZATION VALUE FUND. The Small Capitalization Value Fund represents and warrants to and agrees with the Opportunities Fund that:

     (a) The Small Capitalization Value Fund is a series of Schroder Series Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. Schroder

Series Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Series Trust. Each of Schroder Series Trust and the Small Capitalization Value Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

     (b) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Small Capitalization Value Fund as of and for the fiscal year ended October 31, 2003 have been furnished to the Opportunities Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Small Capitalization Value Fund as of such date, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

     (c) The current prospectus and statement of additional information of Schroder Series Trust, each dated March 1, 2004 relating to the Small Capitalization Value Fund, which have been previously furnished to the Opportunities Fund, and any amendment or supplement thereto or any superceding prospectus or statement of additional information in respect thereof in effect prior to the Exchange Date, which will be furnished to the Opportunities Fund (collectively, as from time to time amended, the "Small Capitalization Value Fund Prospectus"), did not as of such date, do not as of the date hereof, and will not as of the Exchange Date contain, with respect to the Small Capitalization Value Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (d) There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Series Trust or the Small Capitalization Value Fund, threatened against Schroder Series Trust or the Small Capitalization Value Fund, which assert liability on the part of the Small Capitalization Value Fund. Except as disclosed by the Small Capitalization Value Fund to the Opportunities Fund, the Small Capitalization Value Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (e) There are no material contracts outstanding to which the Small Capitalization Value Fund is a party, other than as are disclosed in the registration statement on Form N-1A of Schroder Series Trust or the Small Capitalization Value Fund Prospectus.

     (f) The Small Capitalization Value Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Small

Capitalization Value Fund's statement of assets and liabilities as of October 31, 2003 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Small Capitalization Value Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Opportunities Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2003, whether or not incurred in the ordinary course of business.

     (g) As of the Exchange Date, the Small Capitalization Value Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Series Trust, are required to be filed by the Small Capitalization Value Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Small Capitalization Value Fund. All tax liabilities of the Small Capitalization Value Fund have been adequately provided for on its books, and no tax deficiency or liability of the Small Capitalization Value Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (h) At the Exchange Date, Schroder Series Trust, on behalf of the Small Capitalization Value Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Small Capitalization Value Fund to be transferred to the Opportunities Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Opportunities Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Opportunities Fund. As used in this Agreement, the term "Investments" shall mean the Small Capitalization Value Fund's investments shown on the schedule of its investments as of October 31, 2003 referred to in Section 2(b) hereof, as supplemented with such changes in the portfolio as the Small Capitalization Value Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

     (i) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Opportunities Fund or the Small Capitalization Value Fund, except as previously disclosed to the Opportunities Fund by the Small Capitalization Value Fund.

     (j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Small Capitalization Value Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

     (k) The Registration Statement and the Small Capitalization Value Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in
Section 7(a) and on the Exchange Date, the Small Capitalization Value Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Small Capitalization Value Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Opportunities Fund to the Small Capitalization Value Fund or Schroder Series Trust for use in the Registration Statement or the Small Capitalization Value Fund Proxy Statement.

     (l) The Small Capitalization Value Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Subchapter M of the Code.

     (m) At the Exchange Date, the Small Capitalization Value Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Small Capitalization Value Fund pursuant to this Agreement, the Opportunities Fund will remain in compliance with such mandatory investment restrictions as are set forth in the Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Small Capitalization Value Fund to dispose of any assets if, in the reasonable judgment of the Small Capitalization Value Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Small Capitalization Value Fund's fiduciary duty to its shareholders.

     (n) All of the issued and outstanding shares of beneficial interest of the Small Capitalization Value Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Small Capitalization Value Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     (o) All issued and outstanding shares of the Small Capitalization Value Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Small Capitalization Value Fund. The Small Capitalization Value Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Small Capitalization Value Fund shares, nor is there outstanding any security convertible into any of the Small Capitalization Value Fund shares.

3. REORGANIZATION.

     (a) Subject to the requisite approval of the shareholders of the Small Capitalization Value Fund and to the other terms and conditions contained herein (including the Small Capitalization Value Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(k)), the Small Capitalization Value Fund agrees to sell, assign, convey, transfer and deliver to the Opportunities Fund, and the Opportunities Fund agrees to acquire from the Small Capitalization Value Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Small Capitalization Value Fund, whether accrued or contingent (including cash received by the Small Capitalization Value Fund upon the liquidation by the Small Capitalization Value Fund of any Investments), in exchange for that number of shares of beneficial interest of the Opportunities Fund provided for in Section 4 and the assumption by the Opportunities Fund of all of the liabilities of the Small Capitalization Value Fund, whether accrued or contingent, existing at the Valuation Time (as defined below). Pursuant to this Agreement, the Small Capitalization Value Fund will, as soon as practicable after the Exchange Date, distribute in complete liquidation all of the Merger Shares received by it to the shareholders of the Small Capitalization Value Fund in exchange for their shares, respectively, of the Small Capitalization Value Fund.

     (b) The Small Capitalization Value Fund will pay or cause to be paid to the Opportunities Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Small Capitalization Value Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Opportunities Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Small Capitalization Value Fund acquired by the Opportunities Fund.

     (c) The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

4. VALUATION TIME. On the Exchange Date, the Opportunities Fund will deliver to the Small Capitalization Value Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Small Capitalization Value Fund transferred to the Opportunities Fund on such date less the value of the liabilities of the Small Capitalization Value Fund assumed by the Opportunities Fund on that date.

     (a) The net asset value of the Merger Shares to be delivered to the Small Capitalization Value Fund, the value of the assets of the Small Capitalization

Value Fund and the value of the liabilities of the Small Capitalization Value Fund to be assumed by the Opportunities Fund shall in each case be determined as of the Valuation Time.

     (b) The net asset value of the Merger Shares shall be computed in the manner set forth in the Opportunities Fund Prospectus. The value of the assets and liabilities of the Small Capitalization Value Fund shall be determined by the Opportunities Fund, in cooperation with the Small Capitalization Value Fund, pursuant to procedures which the Opportunities Fund would use in determining the fair market value of the Opportunities Fund's assets and liabilities.

     (c) No adjustment shall be made in the net asset value of either the Small Capitalization Value Fund or the Opportunities Fund to take into account differences in realized and unrealized gains and losses.

     (d) The Small Capitalization Value Fund shall distribute the Merger Shares to the shareholders of the Small Capitalization Value Fund by furnishing written instructions to the Opportunities Fund's transfer agent, which will as soon as practicable open accounts for each Small Capitalization Value Fund shareholder in accordance with such written instructions.

     (e) The Opportunities Fund shall assume all liabilities of the Small Capitalization Value Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Small
Capitalization Value Fund or otherwise.

5. EXPENSES, FEES, ETC.

     (a) All legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Agreement ("Merger Expenses") will be paid as follows:

        (i) One-third of Merger Expenses will be paid by SIMNA; and

        (ii) Two-thirds of Merger Expenses will be paid by the Funds, pro rata on the basis of their respective net asset values at the Valuation Time.

Each Fund will bear its own portfolio transfer taxes (if any), brokerage and other similar expenses in connection with the Merger. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Subchapter M of the Code.

     (b) In the event the transactions contemplated by this Agreement are not consummated for any reason, each Fund will bear its pro rata share (based on relative net assets) of all expenses incurred in connection with such transactions.

     (c) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

6. EXCHANGE DATE. Delivery of the assets of the Small Capitalization Value Fund to be transferred, assumption of the liabilities of the Small Capitalization Value Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at New York, New York, as of August 20, 2004, or at such other date agreed to by the Opportunities Fund and the Small Capitalization Value Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

7. MEETINGS OF SHAREHOLDERS; DISSOLUTION.

     (a) Schroder Series Trust, on behalf of the Small Capitalization Value Fund, agrees to call a meeting of the Small Capitalization Value Fund's shareholders to be held as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Opportunities Fund as herein provided and adopting this Agreement.

     (b) The Small Capitalization Value Fund agrees that the liquidation and dissolution of the Small Capitalization Value Fund will be effected in the manner provided in the Declaration of Trust in accordance with applicable law and that on and after the Exchange Date, the Small Capitalization Value Fund shall not conduct any business except in connection with its liquidation and dissolution.

     (c) The Opportunities Fund has, in consultation with the Small Capitalization Value Fund and based in part on information furnished by the Small Capitalization Value Fund, filed the Registration Statement with the Commission. Each of the Small Capitalization Value Fund and the Opportunities Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

8. CONDITIONS TO THE OPPORTUNITIES FUND'S OBLIGATIONS. The obligations of the Opportunities Fund hereunder shall be subject to the following conditions:

     (a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Small Capitalization Value Fund entitled to vote.

     (b) That the Small Capitalization Value Fund shall have furnished to the Opportunities Fund a statement of the Small Capitalization Value Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Small Capitalization Value Fund's behalf by the President (or any Vice President) and Treasurer (or any Assistant

Treasurer) of Schroder Series Trust, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Small Capitalization Value Fund since October 31, 2003, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Small Capitalization Value Fund, or changes due to dividends paid or losses from operations, and other than changes previously disclosed by or on behalf of the Small Capitalization Value Fund to the Opportunities Fund.

     (c) That the Small Capitalization Value Fund shall have furnished to the Opportunities Fund a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Series Trust certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Small Capitalization Value Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Small Capitalization Value Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

     (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (e) That the Opportunities Fund shall have received an opinion of Ropes & Gray LLP, counsel to the Small Capitalization Value Fund, in form satisfactory to counsel to the Opportunities Fund, and dated the Exchange Date, to the effect that (i) Schroder Series Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the requisite statutory trust power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by Schroder Series Trust on behalf of the Small Capitalization Value Fund and, assuming that the Registration Statement, the Small Capitalization Value Fund Prospectus and the Small Capitalization Value Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Series Trust on behalf of the Small Capitalization Value Fund, is a valid and binding obligation of Schroder Series Trust on behalf of the Small Capitalization Value Fund; (iii) Schroder Series Trust, on behalf of the Small Capitalization Value Fund, has the trust power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement including the performance by the Trust on behalf of the Small Capitalization Value Fund of all of its obligations under Section 3 of the Agreement, the Trust on behalf of the Small Capitalization Value Fund will have duly sold, assigned, conveyed, transferred and delivered to the Trust on behalf of the Opportunities Fund the assets contemplated by the Agreement to be sold, assigned, conveyed, transferred and delivered; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws or any provision of any agreement known to such counsel to which Schroder Series Trust or the Small Capitalization Value Fund is a party or by which it is bound; and (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Series Trust on behalf of the Small Capitalization Value Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

     (f) That the Opportunities Fund shall have received an opinion of Ropes & Gray LLP (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Opportunities Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and the court decisions, for federal income tax purposes (i) the transactions contemplated by the Agreement will constitute a reorganization and the Opportunities Fund and the Small Capitalization Value Fund will each be a party to the reorganization; (ii) no gain or loss will be recognized by the Opportunities Fund upon receipt of the Investments transferred to the Opportunities Fund pursuant to this Agreement in exchange for the Merger Shares; (iii) the basis to the Opportunities Fund of the Investments will be the same as the basis of the Investments in the hands of the Small Capitalization Value Fund immediately prior to such exchange; (iv) the Opportunities Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Small Capitalization Value Fund; and (v) the Opportunities Fund will succeed to and take into account the items of the Small Capitalization Value Fund described in
Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     (g) That the assets of the Small Capitalization Value Fund to be acquired by the Opportunities Fund will include no assets which the Opportunities Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

     (h) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Opportunities Fund, threatened by the Commission.

     (i) That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     (j) That all actions taken by Schroder Series Trust on behalf of the Small Capitalization Value Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Opportunities Fund and its counsel.

     (k) That, prior to the Exchange Date, the Small Capitalization Value Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Small Capitalization Value Fund (i) all of the Small Capitalization Value Fund's investment company taxable income as defined in Section 852 of the Code,
(ii) all of the excess of (x) the Small Capitalization Value Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Small Capitalization Value Fund's deductions disallowed under Sections 265 and 171 of the Code (computed in each case without regard to any deduction for dividends paid), and (iii) all of the Small Capitalization Value Fund's net capital gain realized (after reduction by any capital loss carryover), in each case for any taxable year ending on or after October 31, 2003, and on or prior to the Exchange Date.

     (l) That the Small Capitalization Value Fund shall have furnished to the Opportunities Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of Schroder Series Trust, as to the tax cost to the Small Capitalization Value Fund of the securities delivered to the Opportunities Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Opportunities Fund may reasonably request.

     (m) That the Small Capitalization Value Fund's custodian shall have delivered to the Opportunities Fund a certificate identifying all of the assets of the Small Capitalization Value Fund held or maintained by such custodian as of the Valuation Time.

     (n) That the Small Capitalization Value Fund's transfer agent shall have provided to the Opportunities Fund (i) the originals or true copies of all of the records of the Small Capitalization Value Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of each class of the Small Capitalization Value Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

9. CONDITIONS TO THE SMALL CAPITALIZATION VALUE FUND'S OBLIGATIONS. The obligations of the Small Capitalization Value Fund hereunder shall be subject to the following conditions:

     (a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Small Capitalization Value Fund entitled to vote.

     (b) That Schroder Capital Funds (Delaware), on behalf of the Opportunities Fund, shall have executed and delivered to the Small Capitalization Value Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Opportunities Fund will assume all of the liabilities of the Small Capitalization Value Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

     (c) That the Opportunities Fund shall have furnished to the Small Capitalization Value Fund a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware), certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Opportunities Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Opportunities Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

     (d) That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

     (e) That the Small Capitalization Value Fund shall have received an opinion of Ropes & Gray LLP, counsel to the Opportunities Fund, or Delaware counsel acceptable to the officers of the Trust, in form satisfactory to counsel to the Small Capitalization Value Fund, and dated the Exchange Date, to the effect that (i) Schroder Capital Funds (Delaware) is a Delaware statutory trust duly formed and is validly existing under the laws of the State of Delaware and has the requisite statutory trust power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Small Capitalization Value Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by Schroder Capital Funds (Delaware) and the Opportunities Fund and no shareholder of the Opportunities Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by Schroder Capital Funds (Delaware) on behalf of the Opportunities Fund and, assuming that the Opportunities Fund Prospectus, the Registration Statement and the Small Capitalization Value Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Capital Funds (Delaware) on behalf of the Small Capitalization Value Fund, is a valid and binding obligation of Schroder Capital Funds (Delaware) and the Opportunities Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust Instrument or By-Laws, or any provision of any agreement known to such counsel to which Schroder Capital Funds (Delaware) or the Opportunities Fund is a party or by which it is bound;

(v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Capital Funds (Delaware) on behalf of the Opportunities Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and
(vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

     (f) That the Small Capitalization Value Fund shall have received an opinion of Ropes & Gray LLP, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Small Capitalization Value Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) the transactions contemplated by the Agreement will constitute a reorganization; (ii) no gain or loss will be recognized by the Small Capitalization Value Fund as a result of the reorganization; (iii) no gain or loss will be recognized by shareholders of the Small Capitalization Value Fund on the distribution of Merger Shares to them in exchange for their shares of the Small Capitalization Value Fund; (iv) the aggregate tax basis of the Merger Shares that the Small Capitalization Value Fund's shareholders receive in place of their Small Capitalization Value Fund shares will be the same as the aggregate tax basis of the Small Capitalization Value Fund shares exchanged therefor; and (v) a shareholder's holding period for his or her Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Small Capitalization Value Fund shares exchanged for the Merger Shares, provided that the shareholder held the Small Capitalization Value Fund shares as a capital asset.

     (g) That all actions taken by Schroder Capital Funds (Delaware) on behalf of the Opportunities Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Small Capitalization Value Fund and its counsel.

     (h) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Opportunities Fund, threatened by the Commission.

     (i) That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

10. WAIVER OF CONDITIONS. Each of the Small Capitalization Value Fund or the Opportunities Fund, after consultation with counsel and by consent of the trustees of Schroder Capital Funds (Delaware), on behalf of the Opportunities Fund, and the trustees of Schroder Series Trust, on behalf of the Small Capitalization Value Fund, as the case may be, on its behalf or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a), 8(f), 9(a) and 9(f).

11. NO BROKER, ETC. Each of the Small Capitalization Value Fund and the Opportunities Fund represents that there is no person who has dealt with it or with Schroder Series Trust or Schroder Capital Funds (Delaware) who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

12. TERMINATION. The Small Capitalization Value Fund and the Opportunities Fund may, by consent of the trustees of Schroder Series Trust, on behalf of the Small Capitalization Value Fund, and the trustees of Schroder Capital Funds (Delaware), on behalf of the Opportunities Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by October 31, 2004, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Small Capitalization Value Fund and the Opportunities Fund.

13. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

14. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     [The remainder of this page has intentionally been left blank.]

15. DECLARATION OF TRUST; TRUST INSTRUMENT. A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of Schroder Series Trust on behalf of the Small Capitalization Value Fund by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of Schroder Series Trust individually but are binding only upon the assets and property of the Small Capitalization Value Fund.

     Notice is hereby given that this instrument is executed on behalf of the trustees of Schroder Capital Funds (Delaware) on behalf of the Opportunities Fund as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Schroder Capital Funds (Delaware) and individually but are binding only upon the assets and property of the Opportunities Fund.

     This Agreement may be executed in a number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.


                                         SCHRODER SERIES TRUST on behalf of its
                                         Schroder Small Capitalization Value
                                         Fund series

                                         By: /s/ MARK A. HEMENETZ
                                             ------------------------
                                         Name:  Mark A. Hemenetz
                                         Title: President

                                         SCHRODER CAPITAL FUNDS (DELAWARE) on
                                         behalf of its Schroder Opportunities
                                         Fund series

                                         By: /s/ MARK A. HEMENETZ
                                             ------------------------
                                         Name:  Mark A. Hemenetz
                                         Title: President

                                         SCHRODER INVESTMENT MANAGEMENT NORTH
                                         AMERICA INC. (As to Section 5 only.)

                                         By: /s/ PETER L. CLARK
                                             ------------------------
                                         Name:  Peter Clark
                                         Title: Chief Executive Officer

                                    FORM N-14
                                     PART B


SCHRODER U.S. OPPORTUNITIES FUND, A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)

                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 21, 2004


         This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of Schroder Small Capitalization Value Fund (the "Small Capitalization Value Fund"), a series of Schroder Series Trust, a Massachusetts business trust (the "Trust") with and into Schroder U.S. Opportunities Fund (the "Opportunities Fund"), a series of Schroder Capital Funds (Delaware), a Delaware statutory trust, described in a Prospectus/Proxy Statement dated July 21, 2004.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement will be filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Schroder Mutual Funds, P.O. Box 8507, Boston, Massachusetts 02266 or by calling 800-464-3108.

                                TABLE OF CONTENTS

I.   Additional Information about the Small Capitalization Value Fund and the Opportunities Fund................................................1
II.  Financial Statements..................................................... 1

I. ADDITIONAL INFORMATION ABOUT THE SMALL CAPITALIZATION VALUE FUND AND THE OPPORTUNITIES FUND.


          This SAI is accompanied by the Statement of Additional Information of Schroder Capital Funds (Delaware) dated March 1, 2004, which has been filed with the Securities and Exchange Commission and contains additional information about the Schroder U.S. Opportunities Fund (the "Opportunities Fund"). The information in that Statement of Additional Information relating to the Opportunities Fund is incorporated by reference into this Statement of Additional Information.

         This SAI is also accompanied by a Statement of Additional Information of Schroder Series Trust dated March 1, 2004, which has been filed with the Securities and Exchange Commission and contains additional information about the Schroder Small Capitalization Value Fund (the "Small Capitalization Value Fund"). The information in that Statement of Additional Information relating to the Small Capitalization Value Fund is incorporated by reference into this Statement of Additional Information.


II.  FINANCIAL STATEMENTS.

         Audited financial statements and certain other historical financial information of each of the Opportunities Fund and the Small Capitalization Value Fund for the fiscal year ended October 31, 2003 are included in the Trusts' Annual Report for the fiscal year ended October 31, 2003 (the "Annual Report") filed with the Securities and Exchange Commission as part of the filing by Schroder Capital Funds (Delaware) on Form N-CSR on January 2, 2004 (Accession No. 0000935069-04-000024). The financial statements relating to the Opportunities Fund and the Small Capitalization Value Fund included in the Annual Report, and the report of PricewaterhouseCoopers L.L.P., the Trusts' independent registered public accounting firm, in respect thereof, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report also accompanies the Prospectus/Proxy Statement.

         Unaudited financial statements and certain other historical financial information of each of the Opportunities Fund and Small Capitalization Value Fund for the six month period ended April 30, 2004 are provided on the following pages.

         Unaudited pro forma financial statements of the Opportunities Fund for the twelve month period ended April 30, 2004 are also provided on the following pages, prepared on the basis of the assumption that the Small Capitalization Value Fund was merged with and into the Opportunities Fund at the beginning of the twelve month period ended April 30, 2004.

            The Opportunities Fund is shown as the accounting survivor because it will be the surviving Fund following the Merger, and the combined Fund will be managed in accordance with the investment objective and policies of the Opportunities Fund.

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Schroder Mutual Funds
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STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)

                                                                                  U.S.             SMALL
                                                                             OPPORTUNITIES    CAPITALIZATION
                                                                                  FUND          VALUE FUND
                                                                             -------------    --------------
ASSETS
  Investments in securities, at value - Note 2 .............................. $70,303,487       $46,990,509
  Dividends and tax reclaims receivable .....................................      18,334                --
  Interest receivable .......................................................       2,684             1,018
  Receivable for securities sold ............................................   2,228,144            48,799
  Receivable for Fund shares sold ...........................................     381,774            12,084
  Prepaid expenses ..........................................................          --            23,097
                                                                              -----------       -----------
          TOTAL ASSETS ......................................................  72,934,423        47,075,507
LIABILITIES
  Payable for securities purchased ..........................................   2,989,393             9,015
  Payable for Fund shares redeemed ..........................................      25,530            30,163
  Investment advisory fee payable - Note 3 ..................................      28,983            35,039
  Administration fee payable - Note 3 .......................................      14,491                --
  Sub-administration fee payable - Note 3 ...................................      12,492             8,153
  Trustees fee payable - Note 4 .............................................       4,374             2,753
  Accrued expenses and other liabilities ....................................      99,485           108,077
                                                                              -----------       -----------
          TOTAL LIABILITIES .................................................   3,174,748           193,200
                                                                              -----------       -----------
     NET ASSETS ............................................................. $69,759,675       $46,882,307
                                                                              ===========       ===========
NET ASSETS
  Capital paid-in - Investor Share .......................................... $57,609,196       $32,440,423
  Undistributed net investment loss .........................................    (338,970)         (204,167)
  Accumulated net realized gain (loss) on investments and foreign
     currency transactions ..................................................   4,954,677         4,314,284
  Net unrealized appreciation (depreciation) on investments and
    foreign currency translations ...........................................   7,534,772        10,331,767
                                                                              -----------       -----------
  NET ASSETS ................................................................ $69,759,675       $46,882,307
                                                                              ===========       ===========
Investor Share:
  Net assets ................................................................ $69,759,675       $46,882,307
  Total shares outstanding at end of year ...................................   3,836,916         3,104,779
  Net asset value, offering and redemption price per share
  (net assets / shares outstanding) .........................................      $18.18            $15.10

Cost of securities .......................................................... $62,768,715       $36,658,742


The accompanying notes are an integral part of the financial statements.

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Schroder Mutual Funds
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STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

                                                                                                    SMALL
                                                                           U.S.                CAPITALIZATION
                                                                      OPPORTUNITIES                 VALUE
                                                                           FUND                     FUND
                                                                     ---------------          ----------------
INVESTMENT INCOME
  Dividend income .................................................     $   168,131             $   146,087
  Interest income .................................................          16,856                   6,312
  Foreign taxes withheld ..........................................            (335)                     --
                                                                        -----------             -----------
      TOTAL INCOME ................................................         184,652                 152,399
EXPENSES
  Investment advisory fees - Note 3 ...............................         139,961                 199,237
  Sub-administration fees - Note 3 ................................          78,091                  59,498
  Administrative fees - Note 3 ....................................          69,980                      --
  Custodian fees ..................................................           9,135                   6,527
  Transfer agent fees .............................................          74,769                  51,218
  Audit fees ......................................................          24,700                  18,380
  Legal fees ......................................................          53,898                  40,113
  Registration fees ...............................................          11,510                  10,883
  Insurance .......................................................          18,122                  14,704
  Trustees fees - Note 4 ..........................................          25,897                  20,166
  Printing expenses ...............................................          13,049                   9,994
  Other ...........................................................           4,510                   3,456
                                                                        -----------             -----------
      TOTAL EXPENSES ..............................................         523,622                 434,176
  Expenses borne by Investment Adviser - Note 3 ...................              --                 (77,610)
                                                                        -----------             -----------
      NET EXPENSES ................................................         523,622                 356,566
                                                                        -----------             -----------
      NET INVESTMENT LOSS .........................................        (338,970)               (204,167)
                                                                        -----------             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments sold ...........................       5,382,536               4,334,204
                                                                        -----------             -----------
        Net realized gain on investments ..........................       5,382,536               4,334,204
                                                                        -----------             -----------
  Change in net unrealized appreciation on investments ............         545,375               2,421,823
                                                                        -----------             -----------
        Net change in unrealized appreciation on investments ......         545,375               2,421,823
                                                                        -----------             -----------
        NET REALIZED AND UNREALIZED GAIN ..........................       5,927,911               6,756,027
NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ...........................................     $ 5,588,941             $ 6,551,860
                                                                        ===========             ===========



The accompanying notes are an integral part of the financial statements.

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Schroder Mutual Funds
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STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2003

                                                                                                          SMALL CAPITALIZATION
                                                                    U.S. OPPORTUNITIES FUND                    VALUE FUND
                                                                -------------------------------     --------------------------------
                                                                   SIX MONTHS          YEAR            SIX MONTHS           YEAR
                                                                     ENDED            ENDED               ENDED            ENDED
                                                                 APRIL 30, 2004    OCTOBER 31,       APRIL 30, 2004     OCTOBER 31,
                                                                  (UNAUDITED)          2003            (UNAUDITED)          2003
                                                                 --------------    -----------       --------------     -----------
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment loss ..........................................       $(338,970)      $(489,128)          $(204,167)       $(280,953)
Net realized gain on investments and foreign
   currency transactions .....................................       5,382,536         983,233           4,334,204        1,794,872
Change in net unrealized appreciation on investments
   and foreign currency translations .........................         545,375      10,492,256           2,421,823        6,728,412
                                                                   -----------     -----------         -----------      -----------
Net increase in net assets resulting from operations .........       5,588,941      10,986,361           6,551,860        8,242,331
                                                                   -----------     -----------         -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO INVESTOR
SHAREHOLDERS:
From net realized gains ......................................              --      (1,118,816)           (905,206)              --
                                                                   -----------     -----------         -----------      -----------
                                                                            --      (1,118,816)           (905,206)              --
                                                                   -----------     -----------         -----------      -----------
INVESTOR SHARE TRANSACTIONS:
Sales of shares ..............................................      35,528,044      24,082,756           6,400,204       13,332,107
Reinvestment of distributions ................................              --       1,051,517             782,302               --
Redemptions of shares ........................................     (18,140,135)    (36,865,417)         (3,450,065)     (12,658,713)
Issuance of merger shares - Note 9 ...........................              --       6,789,513                  --               --
                                                                   -----------     -----------         -----------      -----------
Total increase (decrease) from Investor Share transactions ...      17,387,909      (4,941,631)          3,732,441          673,394
                                                                   -----------     -----------         -----------      -----------
Total increase in net assets .................................      22,976,850       4,925,914           9,379,095        8,915,725
NET ASSETS
Beginning of Period ..........................................      46,782,825      41,856,911          37,503,212       28,587,487
                                                                   -----------     -----------         -----------      -----------
End of Period ................................................     $69,759,675     $46,782,825         $46,882,307      $37,503,212
                                                                   ===========     ===========         ===========      ===========
Undistributed net investment loss ............................       $(338,970)            $--           $(204,167)             $--
                                                                   ===========     ===========         ===========      ===========
CHANGES IN FUND SHARES
INVESTOR SHARE TRANSACTIONS:
Sales of shares ..............................................       1,961,998       1,784,077             419,580        1,169,448
Reinvestment of distributions ................................              --          82,472              58,250               --
Redemption of shares .........................................      (1,016,498)     (2,790,838)           (233,480)      (1,100,599)
Shares issued from merger - Note 9 ...........................              --         485,309                  --               --
                                                                   -----------     -----------         -----------      -----------
Net increase (decrease) in Investor Shares ...................         945,500        (438,980)            244,350           68,849
                                                                   ===========     ===========         ===========      ===========

The accompanying notes are an integral part of the financial statements.

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Schroder Mutual Funds
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FINANCIAL HIGHLIGHTS
For the six months ended April 30, 2004 (unaudited) and the periods ended October 31, (unless otherwise indicated) Selected Per Share Data and Ratios for an Investor Share Outstanding Throughout each Period

                                                           NET REALIZED AND                          DISTRIBUTIONS
                                                           UNREALIZED GAINS                             FROM NET
                                                              (LOSSES) ON                            REALIZED GAIN
                               NET ASSET                      INVESTMENTS                DIVIDENDS   ON INVESTMENTS
                                 VALUE,         NET           AND FOREIGN    TOTAL FROM   FROM NET    AND FOREIGN    DISTRIBUTIONS
                               BEGINNING    INVESTMENT         CURRENCY      INVESTMENT  INVESTMENT     CURRENCY      FROM RETURN
                               OF PERIOD   INCOME (LOSS)     TRANSACTIONS    OPERATIONS    INCOME     TRANSACTIONS    OF CAPITAL
                               ---------   -------------     ------------    ----------    ------     ------------    ----------
U.S. OPPORTUNITIES FUND(c)
   2004* ...................... $16.18        $(0.11)(f)         $ 2.11       $ 2.00         $ --          $ --          $ --
   2003 .......................  12.57         (0.16)              4.11         3.95           --         (0.34)           --
   2002 .......................  15.17         (0.10)             (1.15)       (1.25)          --         (1.35)           --
   2001 .......................  18.01         (0.13)              0.59         0.46           --         (3.30)           --
   2000 .......................  12.79         (0.08)              5.30         5.22           --            --            --
   1999(b) ....................  12.80         (0.03)              0.02        (0.01)          --            --            --
   For the year ended May 31,
   1999 .......................  14.76         (0.09)             (1.84)       (1.93)          --         (0.03)           --

SMALL CAPITALIZATION VALUE FUND
   2004* ...................... $13.11        $(0.07)            $ 2.38       $ 2.31         $ --        $(0.32)         $ --
   2003 .......................  10.24            --(e)            2.87         2.87           --            --            --
   2002 .......................  13.50         (0.12)             (2.04)       (2.16)          --         (1.10)           --(e)
   2001 .......................  16.18         (0.12)              0.89         0.77           --         (3.45)           --
   2000 .......................  13.10         (0.09)              3.74         3.65           --         (0.57)           --
   1999 .......................  12.91         (0.08)              0.51         0.43           --         (0.24)           --

* For the six months ended April 30, 2004 (unaudited). All ratios for the period have been annualized.
(a) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.
(b) For the five month period ended October 31, 1999. Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

                                                                                                            RATIO OF
                                                                            RATIO OF       RATIO OF      NET INVESTMENT
                                                                          EXPENSES TO     EXPENSES TO   INCOME (LOSS) TO
                                            NET                            AVERAGE NET     AVERAGE NET      AVERAGE NET
                                           ASSET                              ASSETS          ASSETS          ASSETS
                                           VALUE,            NET ASSETS,    (INCLUDING     (EXCLUDING       (INCLUDING   PORTFOLIO
                                 TOTAL     END OF   TOTAL      END OF      WAIVERS AND     WAIVERS AND     WAIVERS AND    TURNOVER
                             DISTRIBUTIONS PERIOD RETURN(A) PERIOD (000) REIMBURSEMENTS) REIMBURSEMENTS) REIMBURSEMENTS)    RATE
                             -------------------------------------------------------------------------------------------    ----
U.S. Opportunities Fund(c)
   2004*                           $ --    $18.18   12.36%     $ 69,760          1.87%           1.87%          (1.21)%        67%
   2003                           (0.34)    16.18    32.13       46,783          1.93            2.25           (1.22)        162
   2002                           (1.35)    12.57    (9.91)      41,857          1.49            1.50           (0.75)         81
   2001                           (3.30)    15.17     3.25       28,096          1.49            1.83           (0.79)        105
   2000                              --     18.01    40.81       63,637          1.18            1.18           (0.55)        172
   1999(b)                           --     12.79    (0.08)      42,177          1.35            1.35           (0.54)         52(d)
   For the year ended May 31,
   1999                           (0.03)    12.80   (13.80)      47,870          1.42            1.45           (0.65)        119

Small Capitalization Value
   Fund
   2004*                         $(0.32)   $15.10   17.88%     $ 46,882          1.70%           2.07%          (0.97)%        28%
   2003                              --     13.11    28.03       37,503          1.70            2.36           (0.87)         59
   2002                           (1.10)    10.24   (17.74)      28,587          1.65            1.65           (0.83)         85
   2001                           (3.45)    13.50     5.17       40,655          1.66            1.66           (0.73)         92
   2000                           (0.57)    16.18    28.98       53,240          1.44            1.44           (0.39)        104
   1999                           (0.24)    13.10     3.40       60,206          1.50            1.50           (0.54)        102

(c) For the periods through May 31, 1999, U.S. Opportunities Fund recognized its proportionate share of income, expenses and gains/losses of its underlying Portfolio, Schroder U.S. Smaller Companies Portfolio. Since June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund. The portfolio turnover rate for the year ended May 31, 1999 represents the turnover of the underlying Portfolio. The rates for subsequent periods represent the turnover of the Fund, which held direct investments in a portfolio of securities.
(d)  Not annualized.
(e)  Amount was less than $(0.01) per share.
(f)  Per share amounts calculated using average shares method.


The accompanying notes are an integral part of the financial statements.

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SCHRODER MUTUAL FUNDS
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NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)

NOTE 1 - ORGANIZATION

Schroder Capital Funds (Delaware) ("SCFD") is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. SCFD was organized as a Maryland corporation on July 30, 1969; reorganized as Schroder Capital Funds, Inc., a series company, on February 29, 1988; and reorganized on January 9, 1996, as a Delaware business trust. SCFD has an unlimited number of authorized shares, which are divided into four separate investment portfolios: Schroder Emerging Markets Fund, Schroder International Fund, Schroder U.S. Large Cap Equity Fund and Schroder U.S. Opportunities Fund (collectively, the "SCFD Funds").

Schroder Series Trust ("SST") is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. SST was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 6, 1993. SST has an unlimited number of authorized shares, which are divided into four separate investment portfolios -- Schroder MidCap Value Fund, Schroder Small Capitalization Value Fund, Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund (collectively, the "SST Funds" and, together with the SCFD Funds, the "Funds").

The financial statements presented herein are those of the Schroder U.S. Opportunities Fund and the Schroder Small Capitalization Value Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America.

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded, except that NASDAQ official closing prices for all NASDAQ National Market and NASDAQ Small Cap Market Securities are used, where applicable. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Options on indices or exchange-traded fund (ETF) shares are valued at the closing mid-market price. Except as noted below with regard to below investment grade and emerging markets debt instruments, fixed income securities with remaining maturities of more than 60 days are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of fixed income securities, or through obtaining independent quotes from market makers. Below investment grade and emerging markets debt instruments ("high yield debt") will ordinarily be valued at prices supplied by a Fund's pricing services based on the mean of bid and asked prices supplied by brokers or dealers. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Funds' Board of Trustees ("Trustees"). The Schroder Emerging Markets Fund and Schroder International Fund employ a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS: When entering into repurchase agreements, it is each Fund's policy (other than Schroder U.S. Large Cap Equity Fund which is prohibited from investing in repurchase agreements) that the Fund take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

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                                        7
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SCHRODER MUTUAL FUNDS
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and due when realized.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized on the effective interest method. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

EXPENSES: Expenses are recorded on an accrual basis. Most of the expenses of the Funds can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated among the Funds based on relative average net assets or another appropriate methodology.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders from net investment income and from net realized capital gains, if any, are declared and distributed at least annually for the Emerging Markets, International, U.S. Large Cap Equity, U.S. Opportunities, MidCap Value and Small Capitalization Funds. Dividends to shareholders from net investment income are declared daily and distributed monthly and distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually for the Municipal Bond and Short-Term Municipal Bond Funds. Distributions are recorded on the ex-dividend date.

FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Certain Funds may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward foreign currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Funds entering into offsetting commitments.

DERIVATIVE INSTRUMENTS: Certain Funds may purchase and sell a variety of "derivative" instruments (for example options or futures) in order to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. A Fund's use of derivative instruments involves the risk the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to close out the position at any particular time or at an acceptable price. When a Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions when that would be beneficial.

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                                        8
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SCHRODER MUTUAL FUNDS
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)


NOTE 3 - INVESTMENT ADVISORY FEES, ADMINISTRATION AGREEMENTS AND DISTRIBUTIONS PLANS

The Funds have entered into investment advisory agreements with Schroder Investment Management North America Inc., ("SIMNA"). Under these agreements, SIMNA provides investment management services and is entitled to receive for its services compensation, payable monthly, at the following annual rates based on average daily net assets of each Fund taken separately: 0.50% up to $100 million, 0.40% of the next $150 million, and 0.35% in excess of $250 million for Schroder U.S. Opportunities Fund and 0.95% for Schroder Small Capitalization Value Fund.

The administrator of each series of SCFD (other than Schroder U.S. Large Cap Equity Fund) is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. For its services, Schroder Advisors is entitled to receive compensation at an annual rate payable monthly of: 0.25% of the average daily net assets of Schroder U.S. Opportunities Fund.

Effective November 5, 2001, SCFD entered into a sub-administration and accounting agreement with SEI Investments Global Fund Services ("SEI") and Schroder Advisors and SST entered into an administration and accounting agreement with SEI. Under the agreement with SEI, the Funds pay fees to SEI based on the combined average daily net assets of all the Funds according to the following annual rates: 0.15% on the first $300 million of such assets and 0.12% on such assets in excess of $300 million, subject to certain minimum charges. Each Fund pays its pro rata portion of such expenses.

In order to limit the Fund's expenses, SIMNA and Schroder Advisors were contractually obligated to reduce their compensation (and, if necessary, to pay certain expenses of each of the Funds) for the six months ended April 30, 2004, to the extent a Fund's Investor Shares total operating expenses exceeded the following annual rates (based on average net assets of each Fund's Investor Shares taken separately): Schroder U.S. Opportunities Fund: 2.00%; and Schroder Small Capitalization Value Fund: 1.70%. These contractual expense limitations were extended through October 31, 2004.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)


NOTE 4 - TRANSACTIONS WITH AFFILIATES

TRUSTEES' FEES: The Funds pay no compensation to Trustees who are interested persons of the Trusts, SIMNA or Schroder Advisors. For their services as Trustees of all open-end investment companies distributed by Schroder Advisors, Trustees who are not interested persons of the Funds, SIMNA or Schroder Advisors receive an annual retainer of $11,000 and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such Funds receive an additional $1,000 per year. Trustees' fees are allocated among the various Funds based on their relative net assets. Payment of meeting fees will be allocated only among those Funds to which the meeting relates.

Certain officers of the Funds are also officers of SIMNA and the Administrator. Such officers are paid no fees by the Funds for serving as officers of the Funds.

NOTE 5 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund, for the six months ended April 30, 2004 were as follows:

                                                      Purchases         Sales
                                                    -------------   ------------
Schroder U.S. Opportunities Fund ...............    $ 47,793,575    $ 34,345,821
Schroder Small Capitalization Value Fund .......      11,118,466      13,311,179

NOTE 6 - FEDERAL INCOME TAXES

It is the policy of the Funds for each Fund to continue to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, as a result of distributing substantially all of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

their net investment income during each calendar year, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses, foreign currency transactions, investments in passive foreign investment companies and losses deferred due to wash sales. The Funds may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Distributions from short term gains and from gains on foreign currency transactions are treated as distributions from ordinary income for tax purposes.

The tax character of dividends and distributions paid during the years ended October 31, 2003 and October 31, 2002 were as follows:

                                             ORDINARY        LONG-TERM         RETURN
                                              INCOME        CAPITAL GAIN     OF CAPITAL        TOTAL
                                              ------        ------------     ----------        -----
Schroder U.S. Opportunities Fund
            2003 .........................        --         1,118,816            --         1,118,816
            2002 .........................        --         3,217,920            --         3,217,920
Schroder Small Capitalization Value Fund
            2003 .........................        --              --              --              --
            2002 .........................        --         3,723,352             112       3,723,464

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                           TOTAL
                                                                                                                       DISTRIBUTABLE
                                  UNDISTRIBUTED    UNDISTRIBUTED      CAPITAL                             OTHER          EARNINGS
                                     ORDINARY        LONG-TERM         LOSS           UNREALIZED        TEMPORARY      (ACCUMULATED
                                      INCOME        CAPITAL GAIN    CARRYFORWARD     APPRECIATION      DIFFERENCES        LOSSES)
                                      ------        ------------    ------------     ------------      -----------        -------
Schroder U.S.
   Opportunities Fund ..........        --                 --          (392,336)        6,953,865             9           6,561,538
Schroder Small
   Capitalization Value Fund ...        --             904,952                --        7,890,278            --           8,795,230

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

As of October 31, 2003, the Funds listed below had net tax basis capital loss carryforwards, for Federal income tax purposes, that may be applied against future taxable gains until their expiration date as follows:

                                                               EXPIRATION
                                                                 DATES
                                                   AMOUNT      OCTOBER 31,
                                                 ----------  --------------
Schroder U.S. Opportunities Fund .............   $ 392,336        2010

During the year ended October 31, 2003, capital loss carryforwards that were utilized to offset gains were as follows:

                                                         AMOUNT
                                                         ------
Schroder U.S. Opportunities Fund                        $956,340
Schroder Small Capitalization Value Fund                 889,923

At April 30, 2004, the identified cost for Federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation were as follows:

                                                                GROSS UNREALIZED         NET UNREALIZED
                                            IDENTIFIED    -----------------------------   APPRECIATION
                                             TAX COST     APPRECIATION   (DEPRECIATION)  (DEPRECIATION)
                                           ------------   ------------   --------------  --------------
Schroder U.S. Opportunities Fund .......   $ 62,795,241   $  9,410,825   $  (1,902,579)   $  7,508,246
Schroder Small Capitalization Value Fund     36,659,993     10,891,651        (561,135)     10,330,516

-----------------





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

NOTE 7 - PORTFOLIO INVESTMENT RISKS

Option contracts involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Options also involve the risk that the other party to the transaction will be unable to meet its obligation or that the Funds will be unable to close out the position at any particular time or at an acceptable price.

NOTE 8 - BENEFICIAL INTEREST

The following table shows the number of shareholders each owning beneficially or of record 5% or more of shares of a Fund outstanding as of April 30, 2004 and the total percentage of shares of the Fund held by such shareholders.

                                                  5% OR GREATER SHAREHOLDERS
                                                  --------------------------
                                                NUMBER          % OF FUND HELD
                                                ------          --------------
Schroder U.S. Opportunities Fund                   5                75.97%
Schroder Small Capitalization Value Fund           6                57.63%

NOTE - 9 MERGER

As of the close of business on June 20, 2003, Schroder U.S. Opportunities Fund acquired all the net assets of Schroder Ultra Fund, a series of Schroder Capital Funds (Delaware), pursuant to a plan of reorganization approved by the shareholders of Schroder Ultra Fund on May 30, 2003.

                                      AT CLOSE OF BUSINESS JUNE 20, 2003
                                      ----------------------------------
                                SCHRODER        SCHRODER U.S.
                               ULTRA FUND    OPPORTUNITIES FUND    MERGED ASSETS
                               ----------    ------------------    -------------
Net Assets* ................  $ 6,789,513       $36,984,609         $43,774,122
Unrealized Appreciation ....    1,339,446         4,387,556           5,727,002
Shares Outstanding .........    1,351,112         2,643,981           3,129,290
Net Asset Value Per Share ..         5.03             13.99               13.99

------------
* Net assets for the Schroder Ultra Fund was $6,789,513 which included accumulated losses of $1,202 and unrealized gains of $1,340,648.

--------------------------------------------------------------------------------

                  PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
  SCHRODER U.S. OPPORTUNITIES FUND AND SCHRODER SMALL CAPITALIZATION VALUE FUND
                                 APRIL 30, 2004

                                                                 SCHRODER                 SCHRODER
                                                            U.S. OPPORTUNITIES       SMALL CAPITALIZATION
                                                                   FUND                  VALUE FUND              COMBINED (1)

                INDUSTRY/SECURITY DESCRIPTION               SHARES       VALUE       SHARES       VALUE       SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
BASIC INDUSTRIES
Airgas                                                      32,300     $ 715,445           -          $ -      32,300     $ 715,445
Calgon Carbon                                                    -             -     108,500      652,085     108,500       652,085
Delta and Pine Land                                         26,000       630,760      34,200      829,692      60,200     1,460,452
Goldcorp                                                    28,800       319,392           -            -      28,800       319,392
Input/Output                                                     -             -      99,100      781,899      99,100       781,899
Levitt Class A                                               3,950        90,060           -            -       3,950        90,060
Olin                                                        27,200       469,744           -            -      27,200       469,744
OM Group                                                         -             -         900       22,905         900        22,905
United States Steel                                          3,900       111,657           -            -       3,900       111,657
                                                                    ------------             ------------              ------------
   Total Basic Industries                                              2,337,058                2,286,581                 4,623,639

BUSINESS SERVICES
Acxiom                                                      44,500     1,029,730           -            -      44,500     1,029,730
Arbitron                                                    14,100       525,225           -            -      14,100       525,225
Banta                                                       10,700       475,936           -            -      10,700       475,936
Bowne                                                            -             -      46,800      792,324      46,800       792,324
Boyd Gaming                                                 31,100       730,850           -            -      31,100       730,850
Capital Environmental Resource                              62,100       248,400           -            -      62,100       248,400
CDI                                                          1,734        55,939           -            -       1,734        55,939
Computer Programs & Systems                                      -             -      18,700      369,512      18,700       369,512
DoubleClick                                                 72,400       584,268           -            -      72,400       584,268
GTECH Holdings                                                   -             -      25,800    1,571,736      25,800     1,571,736
Intrado                                                     14,108       242,516           -            -      14,108       242,516
LNR Property                                                 6,800       341,496           -            -       6,800       341,496
MAXIMUS                                                      5,500       192,500           -            -       5,500       192,500
Navigant International                                      16,900       316,537           -            -      16,900       316,537
Orient-Express Hotels Class A                               27,500       444,400           -            -      27,500       444,400
Scientific Games Class A                                    36,700       662,068           -            -      36,700       662,068
Sotheby's Holdings Class A                                  30,600       397,494           -            -      30,600       397,494
Viad                                                             -             -      42,700    1,065,792      42,700     1,065,792
                                                                    ------------             ------------              ------------
   Total Business Services                                             6,247,359                3,799,364                10,046,723

CAPITAL GOODS
Actuant Class A                                             15,600       533,208           -            -      15,600       533,208
AGCO                                                             -             -      54,700    1,052,975      54,700     1,052,975
Albany International Class A                                25,200       768,600           -            -      25,200       768,600
Analogic                                                         -             -      28,000    1,325,800      28,000     1,325,800
Barnes Group                                                     -             -      24,700      673,075      24,700       673,075
Cummins                                                          -             -      20,100    1,202,181      20,100     1,202,181
DRS Technologies                                            28,900       816,425           -            -      28,900       816,425
IDEX                                                        19,200       907,200           -            -      19,200       907,200
Kadant                                                           -             -      32,400      596,160      32,400       596,160
Kennametal                                                   9,400       405,704      24,000    1,035,840      33,400     1,441,544
                                                                    ------------             ------------              ------------
   Total Capital Goods                                                 3,431,137                5,886,031                 9,317,168

CONSUMER DISCRETIONARY
1-800-Flowers.com Class A                                   68,000       686,120           -            -      68,000       686,120
Advance Auto Parts                                           7,822       337,519           -            -       7,822       337,519
Carmike Cinemas                                             19,300       728,382      19,700      743,478      39,000     1,471,860
Fossil                                                      24,350       596,332           -            -      24,350       596,332
GameStop Class A                                            43,500       766,035           -            -      43,500       766,035
Herman Miller                                                8,800       231,264           -            -       8,800       231,264
Pep Boys-Manny, Moe & Jack                                  23,800       653,786           -            -      23,800       653,786
PETCO Animal Supplies                                       22,762       668,292           -            -      22,762       668,292
School Specialty                                             6,000       213,780           -            -       6,000       213,780
Stage Stores                                                28,200     1,107,132           -            -      28,200     1,107,132
Talbots                                                      3,100       108,345      21,900      765,405      25,000       873,750
Volume Services America Holdings                            44,100       663,705           -            -      44,100       663,705
Warnaco Group                                                    -             -      63,900    1,222,407      63,900     1,222,407
Zale                                                             -             -      12,200      682,224      12,200       682,224
                                                                    ------------             ------------              ------------
   Total Consumer Discretionary                                        6,760,692                3,413,514                10,174,206

CONSUMER STAPLES
Jarden                                                           -             -      40,950    1,523,340      40,950     1,523,340
Ralcorp Holdings                                             1,600        55,696      22,600      786,706      24,200       842,402
Regis                                                       19,200       833,664           -            -      19,200       833,664
                                                                    ------------             ------------              ------------
   Total Consumer Staples                                                889,360                2,310,046                 3,199,406

ENERGY
Cal Dive International                                           -             -      45,400    1,227,616      45,400     1,227,616
Denbury Resources                                           46,894       856,285           -            -      46,894       856,285
Endeaver International                                      23,500        75,200           -            -      23,500        75,200
Forest Oil                                                     900        23,625      26,200      687,750      27,100       711,375


                                       14

Grant Prideco                                                8,000       122,000      74,200    1,131,550      82,200     1,253,550
Houston Exploration                                          9,300       416,082           -            -       9,300       416,082
Key Energy Services                                         50,900       542,594           -            -      50,900       542,594
National-Oilwell                                                 -             -      42,300    1,181,016      42,300     1,181,016
Remington Oil & Gas                                         37,700       825,630           -            -      37,700       825,630
Southwestern Energy                                         12,800       321,920           -            -      12,800       321,920
St. Mary Land & Exploration                                 23,100       835,065           -            -      23,100       835,065
Universal Compression Holdings                              22,900       681,504           -            -      22,900       681,504
                                                                    ------------             ------------              ------------
   Total Energy                                                        4,699,905                4,227,932                 8,927,837

FINANCE
Apollo Investment                                           26,000       357,500      44,900      617,375      70,900       974,875
Bank of Hawaii                                               3,300       144,276           -            -       3,300       144,276
BankAtlantic Bancorp Class A                                14,800       231,620           -            -      14,800       231,620
Commerce Bancshares                                         13,490       605,701           -            -      13,490       605,701
Conseco                                                     29,400       582,120           -            -      29,400       582,120
Cullen/Frost Bankers                                        13,243       573,422      22,800      987,240      36,043     1,560,662
First Niagara Financial Group                               45,800       577,080           -            -      45,800       577,080
Gold Banc                                                    9,000       147,240           -            -       9,000       147,240
Greater Bay Bancorp                                          9,400       266,678           -            -       9,400       266,678
Local Financial                                             12,000       261,480           -            -      12,000       261,480
Platinum Underwriters Holdings                              44,707     1,429,730      32,100    1,026,558      76,807     2,456,288
ProAssurance                                                     -             -      29,400      997,248      29,400       997,248
Protective Life                                                  -             -      21,800      783,928      21,800       783,928
R & G Financial Class B                                     18,500       572,575           -            -      18,500       572,575
Reinsurance Group of America                                37,100     1,440,222           -            -      37,100     1,440,222
Technology Investment Capital                                6,650        94,097           -            -       6,650        94,097
                                                                    ------------             ------------              ------------
   Total Finance                                                       7,283,741                4,412,349                11,696,090

HEALTH CARE
Able Laboratories                                           39,740       764,995           -            -      39,740       764,995
Alpharma Class A                                                 -             -      27,600      599,748      27,600       599,748
AMERIGROUP                                                   5,700       236,607           -            -       5,700       236,607
Andrx                                                            -             -      52,900    1,210,352      52,900     1,210,352
DaVita                                                      24,700     1,262,170           -            -      24,700     1,262,170
Dendreon                                                    13,200       171,600           -            -      13,200       171,600
Diversa                                                     44,493       423,573           -            -      44,493       423,573
Edwards Lifesciences                                        12,600       434,196           -            -      12,600       434,196
Immucor                                                     41,450     1,021,743           -            -      41,450     1,021,743
Immunicon                                                   12,300        92,250           -            -      12,300        92,250
Lexicon Genetics                                            37,200       262,632           -            -      37,200       262,632
Medicis Pharmaceutical Class A                               3,462       148,589           -            -       3,462       148,589
Millipore                                                   24,200     1,268,806      21,900    1,148,217      46,100     2,417,023
Nabi Biopharmaceuticals                                     14,300       233,805           -            -      14,300       233,805
NBTY                                                        26,700       992,172           -            -      26,700       992,172
Neurochem                                                    8,100       197,559           -            -       8,100       197,559
Parexel International                                            -             -      42,000      820,680      42,000       820,680
Perrigo                                                     32,055       691,426           -            -      32,055       691,426
Seattle Genetics                                            18,400       152,720           -            -      18,400       152,720
Serologicals                                                14,400       266,688           -            -      14,400       266,688
Sola International                                               -             -      37,400      767,448      37,400       767,448
Symbion                                                     14,634       238,534           -            -      14,634       238,534
Tularik                                                      9,500       234,365           -            -       9,500       234,365
United Surgical Partners International                      19,049       689,955           -            -      19,049       689,955
                                                                    ------------             ------------              ------------
   Total Health Care                                                   9,784,385                4,546,445                14,330,830

MEDIA
Gray Television                                                  -             -      31,900      472,758      31,900       472,758
Hearst-Argyle Television                                     6,100       160,125           -            -       6,100       160,125
Regent Communications                                            -             -      64,400      410,228      64,400       410,228
Saga Communications Class A                                      -             -      10,800      205,200      10,800       205,200
Spanish Broadcasting System Class A                         30,900       300,348           -            -      30,900       300,348
                                                                    ------------             ------------              ------------
   Total Media                                                           460,473                1,088,186                 1,548,659

REAL ESTATE INVESTMENT TRUST
Affordable Residential Communities                               -             -      56,800      965,600      56,800       965,600
Ashford Hospitality Trust                                   65,822       552,905           -            -      65,822       552,905
Cousins Properties                                          20,567       578,344           -            -      20,567       578,344
Health Care                                                 17,962       573,706           -            -      17,962       573,706
Post Properties                                             12,277       330,128           -            -      12,277       330,128
United Dominion Realty Trust                                28,889       518,558           -            -      28,889       518,558
                                                                    ------------             ------------              ------------
   Total Real Estate Investment Trust                                  2,553,641                  965,600                 3,519,241

RESTAURANTS
CEC Entertainment                                           19,300       659,481           -            -      19,300       659,481
Ruby Tuesday                                                     -             -      42,400    1,268,608      42,400     1,268,608
                                                                    ------------             ------------              ------------
   Total Restaurants                                                     659,481                1,268,608                 1,928,089

TECHNOLOGY
Aeroflex                                                    53,187       669,092           -            -      53,187       669,092
Amphenol Class A                                            46,200     1,460,382           -            -      46,200     1,460,382
Analogic                                                       900        42,615           -            -         900        42,615
Entrust                                                     58,400       266,888           -            -      58,400       266,888
Fisher Scientific International                             33,900     1,984,845           -            -      33,900     1,984,845
Harris                                                           -             -      27,500    1,238,875      27,500     1,238,875


                                       15

Imation                                                          -             -      30,000    1,169,100      30,000     1,169,100
Itron                                                       13,400       286,492           -            -      13,400       286,492
LeCroy                                                       7,000       134,890           -            -       7,000       134,890
Methode Electronics                                         31,100       352,674           -            -      31,100       352,674
MTC Technologies                                            19,079       500,061           -            -      19,079       500,061
Overland Storage                                            13,446       190,799           -            -      13,446       190,799
Parametric Technology                                            -             -     214,200      981,036     214,200       981,036
Perot Systems Class A                                          260        34,632      84,200    1,121,544      84,460     1,156,176
Rofin-Sinar Technologies                                    10,200       236,334           -            -      10,200       236,334
                                                                    ------------             ------------              ------------
   Total Technology                                                    6,159,704                4,510,555                10,670,259

TECHNOLOGY-SEMICONDUCTORS
AMIS Holdings                                               17,400       250,926           -            -      17,400       250,926
Artisan Components                                          30,700       718,380           -            -      30,700       718,380
DSP Group                                                    7,500       185,850           -            -       7,500       185,850
Exar                                                        14,900       227,374           -            -      14,900       227,374
Micrel                                                      55,000       672,100           -            -      55,000       672,100
Microtune                                                    9,000        27,450           -            -       9,000        27,450
Ultratech                                                   51,500       829,665           -            -      51,500       829,665
                                                                    ------------             ------------              ------------
   Total Technology-Semiconductors                                     2,911,745                        -                 2,911,745

TECHNOLOGY-SOFTWARE
Ascential Software                                          14,087       239,479           -            -      14,087       239,479
Atari                                                      103,700       314,211           -            -     103,700       314,211
Autodesk                                                     7,300       244,550           -            -       7,300       244,550
E.piphany                                                   80,800       353,904           -            -      80,800       353,904
Mapinfo                                                     10,000       110,500           -            -      10,000       110,500
Network Associates                                          99,500     1,560,160           -            -      99,500     1,560,160
Omnicell                                                    11,700       161,226           -            -      11,700       161,226
Peregrine Systems                                            1,830        36,600           -            -       1,830        36,600
                                                                    ------------             ------------              ------------
   Total Technology-Software                                           3,020,630                        -                 3,020,630

TELECOMMUNICATIONS
Crown Castle International                                  34,000       474,300           -            -      34,000       474,300
                                                                    ------------             ------------              ------------
   Total Telecommunications                                              474,300                        -                   474,300

TRANSPORTATION
EGL                                                         21,900       406,026           -            -      21,900       406,026
Kansas City Southern                                        25,100       347,635           -            -      25,100       347,635
Laidlaw International                                       45,500       630,630           -            -      45,500       630,630
Landstar System                                              3,000       134,880      20,900      939,664      23,900     1,074,544
Northwest Airlines                                          66,100       621,340           -            -      66,100       621,340
Overnite                                                    18,100       434,400      21,800      523,200      39,900       957,600
Quality Distribution                                        17,007       216,839           -            -      17,007       216,839
                                                                    ------------             ------------              ------------
   Total Transportation                                                2,791,750                1,462,864                 4,254,614

UTILITIES
AGL Resources                                               33,500       958,100           -            -      33,500       958,100
PNM Resources                                               20,700       604,026           -            -      20,700       604,026
Southern Union                                                   -             -      35,280      693,605      35,280       693,605
                                                                    ------------             ------------              ------------
   Total Utilities                                                     1,562,126                  693,605                 2,255,731


Total Common Stock                                                    62,027,487               40,871,680               102,899,167
                                                                    ------------             ------------              ------------
WARRANTS
Capital Environment Resource                                   621         4,719           -            -         621         4,719
                                                                    ------------             ------------              ------------
   Total Warrants                                                          4,719                        -                     4,719
                                                                    ------------             ------------              ------------
SHORT-TERM INVESTMENTS
SEI Daily Income Trust Money Market Fund 0.95%           3,100,000     3,100,000   2,400,000    2,400,000   5,500,000     5,500,000
SEI Daily Income Trust Prime Obligations Fund 0.91%      3,100,000     3,100,000   2,300,000    2,300,000   5,400,000     5,400,000
JP Morgan Chase Time Deposit                             1,424,070     1,424,070   1,418,830    1,418,829   2,842,900     2,842,899
                                                                    ------------             ------------              ------------
   Total Short-Term Investments                                        7,624,070                6,118,829                13,742,899
                                                                    ------------             ------------              ------------
EXCHANGE TRADED FUND
iShares S&P SmallCap 600 Index Fund                          4,729       647,211           -            -       4,729       647,211
                                                                    ------------             ------------              ------------
   Total Exchange Traded Fund                                            647,211                        -                   647,211
                                                                    ------------             ------------              ------------
Total Investments                                                   $ 70,303,487             $ 46,990,509              $117,293,996
                                                                    ============             ============              ============

(1) Substantially all of the investments held by the Small Capitalization Value Fund have been sold prior to the Merger.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

  SCHRODER U.S. OPPORTUNITIES FUND AND SCHRODER SMALL CAPITALIZATION VALUE FUND
            PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 April 30, 2004

                                                               SCHRODER             SCHRODER
                                                          U.S. OPPORTUNITIES  SMALL CAPITALIZATION    PROFORMA        PRO FORMA
                                                                 FUND              VALUE FUND        ADJUSTMENTS      COMBINED
ASSETS
Investments in securities, at value                          $ 70,303,487         $ 46,990,509                      $ 117,293,996
Dividend and interest receivable                                   21,019                1,018                             22,037
Receivable for securities sold                                  2,228,144               48,799                          2,276,943
Receivable for Fund shares sold                                   381,774               12,084                            393,858
Prepaid expenses                                                   17,873               11,265                             29,138
                                                          --------------------------------------      ----------    -------------
          TOTAL ASSETS                                         72,952,297           47,063,675                        120,015,972

LIABILITIES
Payable for securities purchased                                2,989,393                9,015                          2,998,408
Payable for Fund shares redeemed                                   25,530               30,163                             55,693
Advisory fee payable                                               28,983               35,039                             64,022
Administration fee payable                                         14,491                    -                             14,491
Sub-Administration fee payable                                     12,492                8,153                             20,645
Accrued expenses                                                  121,733               98,998                            220,731
                                                             ------------         ------------                      -------------
         TOTAL LIABILITIES                                      3,192,622              181,368                          3,373,990
                                                             ------------         ------------                      -------------
     NET ASSETS                                              $ 69,759,675         $ 46,882,307                      $ 116,641,982
                                                             ============         ============                      =============

Investor Class:
    Net Assets                                               $ 69,759,675         $ 46,882,307                      $ 116,641,982
    Net asset value, offering and redemption price per            $ 18.18              $ 15.10                            $ 18.18
        share
Total  shares outstanding at end of period                      3,836,916            3,104,779         (525,994)        6,415,701

Cost of securities                                           $ 62,768,715         $ 36,658,742                       $ 99,455,234

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

      PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                 FOR THE YEAR ENDED APRIL 30, 2004


                                                      SCHRODER              SCHRODER
                                                  U.S. OPPORTUNITIES  SMALL CAPITALIZATION                  PRO FORMA      PRO FORMA
                                                        FUND               VALUE FUND           COMBINED   ADJUSTMENTS     COMBINED
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend income (net of foreign withholding tax)      $ 322,905            $ 316,282          $ 639,187        $ -        $ 639,187
Interest income                                          28,797               13,818             42,615          -           42,615
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL INCOME                                  351,702              330,100            681,802          -          681,802
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                245,249              368,902            614,151   (174,446)(a)      439,705
Administrative fees                                     122,625                    -            122,625     96,914 (b)      219,539
Subadministration fees                                  160,840              130,138            290,978    (50,000)(c)      240,978
Custodian fees                                           19,141               10,608             29,749     (5,000)(d)       24,749
Audit fees                                               61,264               52,099            113,363     (5,000)(e)      108,363
Legal fees                                              135,604               86,990            222,594     79,000 (f)      301,594
Printing expenses                                        33,895               21,180             55,075      9,900 (g)       64,975
Trustees fees                                            48,965               42,594             91,559          -           91,559
Transfer agent fees                                     140,953              112,799            253,752    (70,000)(h)      183,752
Registration fees                                        21,421               19,220             40,641    (15,000)(i)       25,641
Insurance                                                36,828               28,650             65,478          -           65,478
Other                                                     8,231                5,652             13,883          -           13,883
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                        1,035,016              878,832          1,913,848   (133,632)       1,780,216
Less:  Waiver of Investment Advisory Fees               (90,226)            (218,641)          (308,867)    19,784 (j)     (289,083)
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                            944,790              660,191          1,604,981   (113,848)       1,491,133
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                    (593,088)            (330,091)          (923,179)   113,848         (809,331)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain on investments sold                11,135,055            5,065,918         16,200,973          -       16,200,973
Change in net unrealized appreciation
   on investments                                     7,156,590            8,120,757         15,277,347          -       15,277,347
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN                                             18,291,645           13,186,675         31,478,320          -       31,478,320
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                      $ 17,698,557         $ 12,856,584       $ 30,555,141  $ 113,848     $ 30,668,989
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

SCHRODER U.S. OPPORTUNITIES FUND, A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE) SCHRODER SMALL CAPITALIZATION VALUE FUND, A SERIES OF SCHRODER SERIES TRUST NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2004

The unaudited Pro Forma Combined Schedule of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed reorganization of the Schroder Small Capitalization Value Fund ("Small Capitalization Value Fund") and Schroder U.S. Opportunities Fund ("U.S. Opportunities Fund"). The proposed reorganizations will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganizations provide for the transfer of all of the assets and liabilities of the Small Capitalization Value Fund to the U.S. Opportunities Fund. The accounting survivor in the proposed reorganization will be the U.S. Opportunities Fund.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Small Capitalization Value Fund and the U.S. Opportunities Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

The Small Capitalization Value Fund and U.S. Opportunities Fund are both open-end management investment companies registered under the Investment Company Act of 1940, as amended.

Pro Forma Adjustments:

The Pro Forma adjustments below reflect the impact of the reorganizations between the Small Capitalization Value Fund and the U.S. Opportunities Fund.

     (a) Adjustment to decrease the investment advisory fees to the terms under the U.S. Opportunities Fund investment advisory agreement
     (b) Adjustment to increase the administration fees to the terms under the U.S. Opportunities Fund administration agreement
     (c) Adjustment to decrease the sub-administration fees to reflect the elimination of the minimum fees associated with the Small Capitalization Value Fund.
     (d)  Adjustment to eliminate duplicate custodian transaction charges
     (e) Adjustment of audit fees to reflect expenses incurred for the audit of one combined fund and to adjust for audit fees associated with the proposed reorganization of the two funds
     (f) Adjustment for legal fees associated with the proposed reorganization of the two funds
     (g) Adjustment for printing fees associated with the proposed reorganization of the two funds
     (h) Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fees associated with the Small Capitalization Value Fund
     (i)  Adjustment to eliminate duplicate blue sky registration fees
     (j) Adjustment to the advisory fee waiver to reflect the combined expense limitation of 1.70%, after giving effect to adjustments (a) through
          (i) described above

SCHRODER U.S. OPPORTUNITIES FUND, A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE) SCHRODER SMALL CAPITALIZATION VALUE FUND, A SERIES OF SCHRODER SERIES TRUST NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
APRIL 30, 2004

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Small Capitalization Value Fund and the U.S. Opportunities Fund (the "Funds") which are in conformity with accounting principles generally accepted in the United States of America.

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded, except that NASDAQ official closing prices for all NASDAQ National Market and NASDAQ Small Cap Market Securities are used, where applicable. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Options on indices or exchange-traded fund (ETF) shares are valued at the closing mid-market price. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Funds' Board of Trustees ("Trustees").

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized on the effective interest method.

EXPENSES: Expenses are recorded on an accrual basis. Most of the expenses of the Funds can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated among the Funds based on relative average net assets or another appropriate methodology.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders from net investment income and from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION.

         Section 10.02 of the Registrant's Trust Instrument reads as follows:

         "(a) Subject to the exceptions and limitations contained in subsection 10.02(b): (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b) No indemnification shall be provided hereunder to a Covered
Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this

Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

------------------------------------
Section 3.15 of the Registrant's Bylaws provides:

"The conduct of a Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a Trustee is an `audit committee financial expert' nor the knowledge, experience or other qualifications underlying such a determination shall result in that Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification. Any determination of whether a Trustee has complied with any applicable standard of care, including without limitation any standard of care set out in any constituent document of the Trust, and any determination of whether a Trustee shall be entitled to indemnification pursuant to any provision of the Trust Instrument or these Bylaws, shall be made in light of and based upon the provisions of this paragraph, and any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal."


ITEM 16. EXHIBITS.

(1) Trust Instrument of Registrant dated as of September 6, 1995 and Amended and Restated as of February 5, 2002 (see Note 4).

(2)      Bylaws of Registrant Amended and Restated as of December 9, 2003 (see
         Note 6).

(3)      Not Applicable.

(4) Form of Agreement and Plan of Reorganization between Schroder Series Trust, on behalf of Schroder Small Capitalization Value Fund, and Registrant, on behalf of Schroder U.S. Opportunities Fund--filed as Appendix A to Part A hereof.

(5) See the following Articles and Sections in the Trust Instrument filed as Exhibit (1): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09,
         2.10, 2.11; Article III, Section 3.08; Article VII; Article IX; and
         Article X, Section 10.03.

(6) Form of Amended and Restated Investment Advisory Agreement dated as of September 15, 1999 between Registrant and Schroder Investment Management North America Inc. with respect to Schroder U.S. Opportunities Fund (formerly, "Schroder U.S. Smaller Companies Fund") (see Note 2).

(7) Form of Distribution Agreement between the Registrant and Schroder Fund Advisors Inc. dated as of September 15, 1999 (see Note 2).

(8)      Not Applicable.

(9) Global Custody Agreement between the Registrant and The Chase Manhattan Bank dated as of November 5, 2001 (see Note 4).

(10)     Not Applicable.

(11) Opinion and consent of Morris, Nichols, Arsht & Tunnell is filed herewith.

(12)     To be filed by post-effective amendment.

(13) (a) Administration Agreement between the Registrant and Schroder Fund Advisors Inc. dated November 26, 1996 and amended and restated as of June 1, 1998 (see Note 3).

         (b) Sub-administration and Accounting Agreement among Schroder Fund Advisors, Inc., the Registrant and SEI Investments Global Fund Services dated as of October 8, 2001 (see Note 4).

         (c) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company dated as of May 28, 1999 (see Note
         1).

         (d) Form of Delegation Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company dated as of July 24, 2002 (see Note 5).

         (e) Form of Expense Limitation Agreement between Schroder Investment Management North America and the Registrant relating to Schroder U.S. Opportunities Fund (see Note 6).

(14)     Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)     No financial statements were omitted.

(16) Power of Attorney for Peter L. Clark, David N. Dinkins, Peter E. Guernsey, John I. Howell, Peter S. Knight, Catherine A. Mazza, William
         L. Means, Clarence F. Michalis, Hermann C. Schwab, James D. Vaughn and Alan M. Mandel is filed herewith.

Notes:

1. Exhibit incorporated by reference to Post-Effective Amendment No.74 to the Trust's Registration Statement on Form N-1A filed via EDGAR on July 13, 1999, accession number 0001047469-99-027251.

2. Exhibit incorporated by reference to Post-Effective Amendment No.75 to the Trust's Registration Statement on Form N-1A filed via EDGAR on September 30, 1999, accession number 0001047469-99-037395.

3. Exhibit incorporated by reference to Post-Effective Amendment No.76 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 29, 2000, accession number 0000912057-00-009074.

4. Exhibit incorporated by reference to Post-Effective Amendment No.78 to the Trust's Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number 0000950136-02-000239.

5. Exhibit incorporated by reference to Post-Effective Amendment No.81 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 28, 2003, accession number 0000950136-03-000457.

6. Exhibit incorporated by reference to Post-Effective Amendment No. 82 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 27, 2004, accession number 0000950136-04-000602.


ITEM 17. UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Acts of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed merger described in the Prospectus/Proxy Statement that is a part of this Registration Statement within a reasonable time after receipt of such opinion or ruling.

NOTICE

         Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.